UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   34                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              UNIFIED SERIES TRUST
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
 |X| immediately upon filing pursuant to paragraph (b)
 [ ] on (date) pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(1)
 [ ] on (date) pursuant to paragraph (a)(1)
 [ ] 75 days after filing pursuant to paragraph (a)(2)
 [ ] on    (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                            Ticker Symbol: CNCVX


                         ACM CONVERTIBLE SECURITIES FUND

                 (FORMERLY ARISTON CONVERTIBLE SECURITIES FUND)

                                   PROSPECTUS

                                 APRIL 29, 2005


                              INVESTMENT OBJECTIVE:
                                  Total Return



                        40 Lake Bellevue Drive, Suite 220
                           Bellevue, Washington 98005

               For Information, Shareholder Services and Requests:
                            Toll Free (888) 387-2273




















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

2264862
                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

OTHER INVESTMENT INFORMATION...................................................5

HOW TO BUY SHARES..............................................................6

HOW TO REDEEM SHARES...........................................................9

DETERMINATION OF NET ASSET VALUE..............................................11

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................12

MANAGEMENT OF THE FUND........................................................14

FINANCIAL HIGHLIGHTS..........................................................15

PRIVACY POLICY................................................................16

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

ACM CONVERTIBLE SECURITIES FUND
INVESTMENT OBJECTIVE

     The investment objective of the ACM Convertible Securities Fund is total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of convertible securities (i.e., convertible into shares
                                                  ----
of common stock). Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. The convertible securities acquired by the Fund may include a significant amount of high yield securities (commonly known as "junk bonds") rated as low as B by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the advisor.

     Convertible securities are considered by the advisor to be an attractive investment vehicle for the Fund because they combine the benefits of higher and more stable income than the underlying common stock generally provides, with the potential of profiting from an appreciation in the value of the underlying security. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, the investor may benefit from the increase in the market price of the underlying common stock. The Fund's advisor selects convertible securities based on the business fundamentals (such as earnings growth and revenue growth) of the underlying company and its industry, overall portfolio diversification goals and creditworthiness of the underlying company. Common stock received upon conversion or exchange of such securities will either be sold in an orderly manner or held by the Fund. The Fund will generally hold the common stock when the favorable business fundamentals used in selecting the convertible security are still intact. Under normal circumstances, at least 80% of the Fund's assets will be invested in convertible securities, and common stocks that were convertible securities at the time of purchase. The Fund may not change this investment policy without at least 60 days prior written notice to shareholders.

     The Fund's portfolio often will consist of larger positions in a fewer number of companies than other more broadly diversified mutual funds. In addition, the Fund may retain securities that appreciate in value, even if the position ultimately represents a large percentage of the Fund's total portfolio. This will increase the Fund's exposure to the risk described below as "Company Risk." The Fund will not concentrate more than 25% of its assets in any one industry. In determining industry classification, the advisor will rely on standard industry classifications, such as biotechnology, semiconductors or financial services. However, certain broad sectors are likely to be overweighted in the Fund's portfolio compared to others because the Fund's advisor seeks the best investment opportunities regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

     The Fund may sell a security if the Fund's advisor believes that the business fundamentals of the underlying common stock and its convertible security are deteriorating, the convertible security is called, there are more attractive alternative issues, or general market conditions are adverse.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The advisor's strategy may fail to produce the intended results.
o COMPANY RISK. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. The value of an individual company can be more volatile than the market as a whole.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than if the Fund were not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o DIVERSIFICATION RISK. Although the Fund is diversified, it may invest a greater percentage of its assets in a fewer number of stocks compared with other mutual funds that are more broadly diversified. As a result, the Fund's share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund's portfolio may have a significant negative impact on the Fund's performance.
o INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Convertible securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o HIGH YIELD RISK. The Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in junk bonds. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund's ability to sell its junk bonds (liquidity risk). See "High Yield Debt Securities" for a more detailed discussion of lower-rated securities.
o CREDIT RISK. The issuer of the convertible security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If the issuer defaults and the value of the security declines, the Fund's share price may decline.
o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

     The Fund may be suitable for:

     o    Long-term investors seeking a fund with a total return strategy

     o Investors who can tolerate the greater risks associated with junk bonds

HOW THE FUND HAS PERFORMED

     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the Ariston Convertible Securities Fund, a series of Ameriprime Funds, in a tax free reorganization. On April 30, 1999, the predecessor fund acquired the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Fund is a continuation of both predecessor funds and, therefore, the bar chart and table include the predecessor funds' returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                            YEAR-BY-YEAR TOTAL RETURN
                         FOR PERIODS ENDED DECEMBER 31ST

                                [CHART OMITTED]

                        1995            18.63%
                        1996             4.89%
                        1997            13.16%
                        1998             2.09%
                        1999            94.61%
                        2000           -14.76%
                        2001           -26.23%
                        2002           -29.77%
                        2003            45.92%
                        2004             1.49%

     The Fund's return for the most recent quarter ended March 31, 2005 was 1.49%.

     During the period shown, the highest return for a quarter was 67.46% (Q4, 1999); and the lowest return was -28.02% (Q1, 2001).

        AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/2004):
        ---------------------------------------------------------------

                                                                            1 YEAR         5 YEARS        10 YEARS
                                                                            ------         -------        --------
THE FUND
     Return Before Taxes                                                     1.49%          -8.14%           6.37%
     Return After Taxes on Distributions1                                    1.49%          -8.14%           5.65%
     Return After Taxes on Distributions
        and Sale of Fund Shares1                                             0.97%          -6.73%           5.37%
INDICES (reflects no deductions for fees, expenses or taxes)
     S&P 500 Index2                                                         10.83%          -2.31%          12.06%
     NASDAQ Composite Index2                                                 9.15%         -11.44%          11.66%

1After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2The S&P 500 and the NASDAQ Composite indices are widely recognized unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a representative sample of 500 leading companies in leading industries of the U.S. economy and the NASDAQ Composite measures all 3,000 domestic and international companies that are listed on the NASDAQ Stock Market. These indices are representative of a broader market and range of securities than is found in the Fund's portfolio.


                   FEES AND EXPENSES OF INVESTING IN THE FUND

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..................................NONE
Maximum Deferred Sales Charge (Load)...............................................NONE
Redemption Fee1....................................................................NONE
Exchange Fee.......................................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees...................................................................2.22%
Distribution (12b-1) Fees2........................................................0.00%
Other Expenses ...................................................................0.03%
Total Annual Fund Operating Expenses3.............................................2.25%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Fund does not intend to activate the Plan through December 31, 2005.

3 The Fund's advisor contractually has agreed to waive its fee and reimburse Fund expenses to the extent necessary so that "Total Annual Fund Operating Expenses," excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary expenses and any 12b-1 fees, do not exceed 2.25% for the fiscal year ended December 31, 2005.

Example:
-------

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

                 1 YEAR           3 YEARS           5 YEARS           10 YEARS
                 ---------        ---------         ---------         --------
                  $228            $703              $1,205            $2,585


                          OTHER INVESTMENT INFORMATION

GENERAL

     The investment objective of the Fund may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

     From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, U.S. government securities, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

CONVERTIBLE SECURITIES

     Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

HIGH YIELD DEBT SECURITIES

     High yield debt securities in which the Fund may invest are commonly referred to as "junk bonds." The economy and interest rates affect junk bonds differently from other securities. The prices of junk bonds have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of junk bonds and the Fund's net asset value. To the extent that there is no established retail secondary market, there may be thin trading of junk bonds, and this may have an impact on the advisor's ability to accurately value junk bonds and on the Fund's ability to dispose of the securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

     There are risks involved in applying credit ratings as a method for evaluating junk bonds. For example, credit ratings evaluate the safety of principal and interest payments, not market value of junk bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the advisor will continuously monitor the issuers of junk bonds in the Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities' liquidity.

                                HOW TO BUY SHARES

     The minimum initial investment in the Fund is $1,000 and minimum subsequent investments are $50. The Fund may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases or redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     BY MAIL - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this prospectus); and

     o    a check (subject to the minimum amounts) made payable to the Fund;

          Mail the application and check to:

          U.S. MAIL:       ACM Convertible Securities Fund
                           c/o Unified Fund Services, Inc.
                           P.O. Box 6110
                           Indianapolis, Indiana 46206-6110

          OVERNIGHT:       ACM Convertible Securities Fund
                           c/o Unified Fund Services, Inc.
                           431 North Pennsylvania Street
                           Indianapolis, Indiana  46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (888) 387-2273 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington National Bank
         ABA #0440-0002-4
         Attn: ACM Convertible Securities Fund
         Account Name_______________________________(write in shareholder name) For the Account #___________________________(write in account number) D.D.A. # 01892204576

     You must provide a signed application to Unified Fund Services at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS


     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -a check made payable to the ACM Convertible Securities Fund

     Checks should be sent to the ACM Convertible Securities Fund at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

DISTRIBUTION PLAN

     The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay fees for the sale and distribution of its shares and for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund does not intend to activate the Plan through December 31, 2005.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer fees will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

     U.S. MAIL:        ACM Convertible Securities Fund
                       c/o Unified Fund Services, Inc.
                       P.O. Box 6110
                       Indianapolis, Indiana 46206-6110

     OVERNIGHT:        ACM Convertible Securities Fund
                       c/o Unified Fund Services, Inc.
                       431 North Pennsylvania Street
                       Indianapolis, Indiana  46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (888) 387-2273 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (888) 387-2273. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and its custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (888) 387-2273. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax advisor.

     FUND POLICY ON MARKET TIMING - The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.


                        DETERMINATION OF NET ASSET VALUE


     The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase or sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor, according to procedures approved by the Board of Trustees. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     TAXES - Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described in the table below. However, as discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


------------------------------------------------------------ ---------------------------------------------------------
TYPE OF TRANSACTION                                          TAX STATUS
-------------------                                          ----------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Qualified dividend income                                    Generally maximum 15% on non-corporate taxpayers
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Net short-term capital gain distributions                    Ordinary income rate
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Net long-term capital gain distributions                     Generally maximum 15% on non-corporate taxpayers*
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Sales of shares                                              Gains taxed at generally maximum 15%
(including redemptions) owned                                On non-corporate taxpayers*
more than one year
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Sales of shares                                              Gains are taxed at the same rate as ordinary
(including redemptions) owned                                income; losses are subject to special rules
for one year or less
------------------------------------------------------------ ---------------------------------------------------------
*For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUND

     Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, serves as investment advisor to the Fund. The advisor was founded in 1977 to provide investment management to client portfolios that include individuals, corporations, pension and profit sharing plans and other qualified retirement plan accounts. As of March 31, 2005, the advisor managed approximately $13.5 million in assets.

     Under the terms of the management agreement, the advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses of independent trustees, extraordinary or non-recurring expenses, and 12b-1 fees. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, minus: (1) any 12b-1 fees and (2) fees and expenses of the independent trustees paid by the Fund. During the fiscal year ended December 31, 2004, the Fund paid the advisor a fee equal to 2.22% of its average daily net assets. The advisor has contractually agreed to waive its fee and reimburse Fund expenses to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary or non-recurring expenses, and 12b-1 fees, at 2.25% though December 31, 2005.

     The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

     ABOUT THE PORTFOLIO MANAGER - Richard B. Russell, President and controlling shareholder of the advisor, has been primarily responsible for the day-to-day management of the Fund's portfolio since inception in 1988 of the Fund's predecessor. Mr. Russell is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Since 1977, Mr. Russell's primary responsibilities have been portfolio management and investment research.

     The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager's ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Fund (including its predecessors). Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the fiscal year ended December 31, 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, is included in the Annual Report. The Annual Report is available from the Fund upon request without charge. The information for the prior years was audited by another independent accounting firm.

                                  YEAR ENDED       YEAR ENDED        YEAR ENDED         YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,       DECEMBER 31,    DECEMBER 31,
                                  2004             2003              2002               2001            2000
                                  -------------    ------------      ------------       ------------    ------------

SELECTED PER SHARE DATA

Net asset value, beginning of
   period                         $    16.11       $     11.04       $     15.72         $    21.31     $     25.00
                                  -------------    ------------      ------------        -----------    ------------

Income from investment
     operations
   Net investment income (loss)        (0.55)            (0.40)            (0.27)             (0.52)          (0.58)
   Net realized and unrealized
   gain (loss)                          0.79              5.47             (4.41)             (5.07)          (3.11)
                                  -------------    ------------      ------------        -----------    -------------

Total from investment operations        0.24              5.07             (4.68)             (5.59)          (3.69)
                                  -------------    ------------      ------------        -----------    -------------

Net asset value, end of period    $    16.35       $     16.11       $     11.04         $    15.72     $     21.31
                                  =============    ============      ============        ===========    =============

TOTAL RETURN (a)                        1.49%            45.92%           -29.77%            -26.23%         -14.76%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)   $    6,271       $     8,951       $     5,975         $    10,293    $    18,966

Ratio of expenses to average net
   assets                               2.25%             2.24%             2.28%              2.37%           2.25%

Ratio of expenses to average net assets
   before waiver & reimbursement        2.25%             2.24%             2.28%              2.37%           2.28%

Ratio of net investment income to
   average net assets                  (2.94)%           (2.94)%           (2.23)%            (3.07)%         (2.30)%

Ratio of net investment income to
   average net assets before waiver
   & reimbursement                     (2.94)%           (2.94)%           (2.23)%            (3.07)%         (2.33)%

Portfolio turnover rate                 9.68%            57.93%            43.59%             26.17%          47.83%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal period.

Call the Fund at (888) 387-2273 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. Alternatively, you may obtain a free copy of the SAI, annual report and/or semi-annual report from the Fund's web site at http://www.acmmutualfunds.com, under "Fund Documents".
-----------------------------

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this
                                         ------------------
information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the
                                          ------------------
SEC's Public Reference Section, Washington, D.C. 20549-0102.






















Investment Company Act #811-21237

                         ACM CONVERTIBLE SECURITIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 29, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the ACM Convertible Securities Fund (the "Fund") dated April 29, 2005. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004. A free copy of the Prospectus and Annual Report can be obtained by writing the Fund's transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 387-2273.

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST AND FUND..............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3

INVESTMENT LIMITATIONS.........................................................7

INVESTMENT ADVISOR.............................................................9

DISTRIBUTION PLAN.............................................................12

TRUSTEES AND OFFICERS.........................................................12

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................15

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................17

PROXY VOTING POLICY...........................................................18

DETERMINATION OF NET ASSET VALUE..............................................18

REDEMPTION IN KIND............................................................19

INVESTMENT PERFORMANCE........................................................20

STATUS AND TAXATION OF THE FUND...............................................22

CUSTODIAN.....................................................................24

FUND SERVICES.................................................................24

ACCOUNTANTS...................................................................25

DISTRIBUTOR...................................................................25

FINANCIAL STATEMENTS..........................................................25

DESCRIPTION OF THE TRUST AND FUND

     The ACM Convertible Securities Fund was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002, under the name Ariston Convertible Securities Fund. On January 3, 2003, the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Ariston Capital Management Corporation (the "Advisor").

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. The Board of Trustees may determine, in its sole discretion at any time, to redeem all outstanding shares of the Fund and cease operations of the Fund. Shareholders may redeem their accounts in accordance with the procedures set forth under "How to Sell Shares" in the Fund's Prospectus or by contacting the Fund's transfer agent prior to the liquidation date and, thereafter, any shareholders that have not redeemed their Fund shares will have their shares automatically redeemed as of that date, with proceeds being mailed to the address of record. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.


     As of March 17, 2005, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104 - 11.89%; Joseph Mohr, 2157 La Paz Way, Palm Springs, CA 92264 - 13.58%; Ariston Capital Management Corp, 40 Lake Bellevue Drive, Bellevue, WA 98005 - 9.33%; Donaldson Lufkin Jenrette, P.O. Box 2052, Jersey City, NJ 07303 - 7.93%.

     As of March 17, 2005, the officers and Trustees as a group owned less than one percent of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. HIGH YIELD DEBT SECURITIES ("JUNK BONDS").  The widespread  expansion of
        -----------------------------------------
government, consumer and corporate debt within our economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

     The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

     In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund's ability to accurately value high yield securities and the Fund's assets and on the Fund's ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

     There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, the Fund reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Also, the shareholders are taxed on this interest even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

     Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk, of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund (in conjunction with its investment advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities' liquidity so the Fund can meet redemption requests.

     A description of the rating categories is contained in the Appendix.

     B.  WARRANTS.  The Fund may invest up to 5% of its total assets at the time
         --------
of purchase in warrants (not including those acquired in units or attached to other securities). A warrant is a right to purchase common stock at a specific price during a specified period of time. The value of a warrant does not necessarily change with the value of the underlying security. Warrants do not represent any rights to the assets of the issuing company. A warrant becomes worthless unless it is exercised or sold before expiration. Warrants have no voting rights and pay no dividends.

     C. OPTIONS TRANSACTIONS. The Fund may write (sell) covered call options and
        --------------------
may purchase put and call options on individual securities and securities indices. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the custodian. When the Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.

     D.  COLLATERALIZED  SHORT  SALES.  The Fund may make short  sales of common
         ----------------------------
stocks, provided they are "against the box," i.e., the Fund owns an equal amount
                                             ----
of such securities or owns securities that are convertible or exchangeable without payment of further consideration into an equal or greater amount of such common stock. The Fund may make a short sale when the Fund manager believes the price of the stock may decline and for tax or other reasons, the Fund manager does not want to sell currently the stock or convertible security it owns. In such case, any decline in the value of the portfolio would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of the portfolio would be reduced by a loss in the short sale transaction. The Fund may not make short sales or maintain a short position unless at all times when a short position is open, not more than 10% of its total assets (taken at current value) is held as collateral for such sales at any one time. Short sales against the box are used to defer recognition of capital gains and losses, although the short-term or long-term nature of such gains or losses could be altered by certain provisions of the Internal Revenue Code.

     E. U.S. GOVERNMENT SECURITIES.  The Fund may invest in securities issued or
        --------------------------
guaranteed by the U.S. government, its agencies and instrumentalities ("U.S. Government Securities"). U.S. Government Securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     F.  REPURCHASE  AGREEMENTS.  The Fund may invest in  repurchase  agreements
         ----------------------
fully collateralized by U.S. government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership
                                              ----
of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period

(usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Huntington National Bank (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     G. RULE 144A  SECURITIES.  The Fund may not purchase  illiquid  securities.
        ---------------------
Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Fund may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A securities are not considered to be illiquid for purposes of the Fund's illiquid securities policy, which prohibits the Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Advisor will monitor the liquidity of Rule 144A securities in the Fund's holdings under the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     H.  PORTFOLIO  TURNOVER.  Although the Fund  generally  will not invest for
         -------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal year ended December 31, 2004 was 9.68%, and the portfolio turnover rate for the fiscal year ended December 31, 2003 was 57.93%. The Fund's portfolio turnover rate decreased significantly during the 2004 fiscal year because the Fund was not required to sell off as many portfolio securities in order to meet redemptions.


INVESTMENT LIMITATIONS

     FUNDAMENTAL.  The investment  limitations described below have been adopted
     -----------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e.,
                                                                           ----
they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940 (the "1940 Act"), as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

     3. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  Loans.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification.  With respect to 75% of its total assets, the Fund will
        ---------------
not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     NON-FUNDAMENTAL.  The following  limitations have been adopted by the Trust
     ---------------
with respect to the Fund and are Non-Fundamental (see "Limitations--Fundamental" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not engage in borrowing.
        ---------

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales.  The Fund will not effect short sales of securities  except
        -----------
as described in the Prospectus or this SAI.

     5.  Options.  The Fund will not  purchase or sell puts,  calls,  options or
         -------
straddles except as described in the Prospectus or this SAI.

     6.  Illiquid  Securities.  The Fund will not purchase  illiquid  securities
         --------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

     7. Loans of Portfolio Securities. The Fund will not make loans of portfolio
        -----------------------------
securities.

     8. 80% Investment Policy. Under normal  circumstances,  at least 80% of the
        ---------------------
Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in convertible securities (i.e., convertible into shares of common stock), and common stocks that were convertible securities at the time of purchase. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days' prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.


INVESTMENT ADVISOR

     The Advisor is Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005. As sole shareholder of the Advisor, Richard B. Russell may be deemed to be a controlling person of the Advisor.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses and 12b-1 fees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of (a) 2.25% of the average value of its daily net assets minus (b) the 12b-1 expenses and fees and expenses of the non-interested person trustees incurred by the Fund. For the period January 1, 2005 through December 31, 2005, the Advisor has agreed to waive its fee and reimburse Fund expenses to the extent necessary to maintain the Fund's total annual operating expenses, except any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), and extraordinary or non-recurring expenses, at 2.25%.

     The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods:

           ---------------------------------------------------------------------------------------
                          FISCAL YEAR ENDED                       NET ADVISORY FEES PAID

           ---------------------------------------------------------------------------------------
                          December 31, 2002                            $175,757
           ---------------------------------------------------------------------------------------
                          December 31, 2003                            $165,540
           ---------------------------------------------------------------------------------------
                          December 31, 2004                            $157,737
           ---------------------------------------------------------------------------------------

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 13, 2004. At the meeting, the Trustees and legal counsel to the Trust and the Independent Trustees discussed the information provided by the Advisor to the Board in advance of the meeting, including current financial statements and Form ADV Part II of the Advisor, and a letter to the Board from the Advisor describing the Advisor's current business and compliance activities. Legal counsel advised the Board that there were no proposed changes to the Management Agreement.

     The Trustees then reviewed reports comparing the Fund's performance, management fee and total expenses (after reimbursement) compared to those of its peer group as of September 30, 2004. The Board contacted Mr. Richard Russell, President of the Advisor and Portfolio Manager to the Fund, to discuss the Fund's performance and the Advisor's balance sheet and income statement. The Portfolio Manager advised the Board that his firm had $19 million in assets under management. The Portfolio Manager also advised the Board that the Advisor has agreed to continue the contractual commitment to reimburse the Fund for Trustees' fees and expenses through December 31, 2005. He further stated that the Advisor has no current intentions to activate the Fund's 12b-1 plan. The
Trustees questioned the Portfolio Manager about differences between his management of the Fund and his firm's other accounts, whether any personnel changes at the firm are anticipated, and his views on the convertible securities market in general. After responding to the Trustees' questions, the Portfolio Manager exited the meeting.

     The Trustees noted that the Fund consistently has been a top performer in its category and that it has outperformed the Nasdaq Composite and the S&P 500 Index for the five years ending September 30, 2004. The Trustees noted that the Fund's total expense ratio is higher than the average expense ratio of its peer group, but lower than the maximum. The Trustees noted that the Fund's management fee is higher than its peer group, however, they stated that the management fee is reasonable given the Advisor's unique investment strategy and expertise in investing in convertible securities. The Trustees also noted the excellent performance results of the Fund as of September 30, 2004, and the Advisor's agreement to pay all of the Fund's expenses.

     Based on the factors described above, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Management Agreement between the Trust and the Advisor on behalf of the Fund was in the best interests of the Fund and its shareholders.

ABOUT THE PORTFOLIO MANAGER

     Mr. Richard B. Russell, President of the Advisor, serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund ("Portfolio Manager"). As of December 31, 2004, the Portfolio Manager was responsible for the management of the following types of accounts:

           ---------------------- ----------------- ---------------- ---------------------- ---------------------
            ACCOUNT TYPE             NUMBER OF       TOTAL ASSETS     NUMBER OF ACCOUNTS       TOTAL ASSETS BY
                                    ACCOUNTS BY                       BY TYPE SUBJECT TO    ACCOUNT TYPE SUBJECT
                                    ACCOUNT TYPE    BY ACCOUNT TYPE    A PERFORMANCE FEE    TO A PERFORMANCE FEE
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Registered                   N/A               N/A                 N/A                   N/A
           Investment Companies
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Pooled Investment            N/A               N/A                 N/A                   N/A
           Vehicles
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Retail Accounts               16          $10.1 million            N/A                   N/A
           ---------------------- ----------------- ---------------- ---------------------- ---------------------

     The Portfolio Manager is compensated for his services by the Advisor. The Portfolio Manager's compensation consists of a base salary. Additionally he receives an annual discretionary bonus based on the Advisor's profits, and is also eligible to participate in the Advisor's benefit plans which are made available to all employees of the Advisor. The Portfolio Manager does not receive any additional compensation for his services relative to the Fund and also does not receive any compensation which is tied in any way to the performance of individual accounts or the Fund.

     As of December 31, 2004, the Portfolio Manager beneficially owned shares of the Fund worth $100,001 - $500,000.

     The Advisor retains the right to use the name "Ariston" and "ACM" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "ACM" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days' written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.

The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


DISTRIBUTION PLAN

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor or Unified Financial Securities, Inc. (the "Distributor"), for distribution expenses in an amount not to exceed 0.25% per annum of the average daily net assets of the Fund. The Trustees have determined that no payments will be made pursuant to the Plan through December 31, 2005.

     Under the Plan, the Trust may engage in any activities related to the distribution of the Fund's shares, including without limitation the following:
(a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.

     The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Activation or continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such Independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Independent Trustees.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds since 1995 and AmeriPrime Advisors Trust since July 2002;
                                                      Trustee of Access Variable Insurance Trust since April 2003;
                                                      Trustee of CCMI Funds from June 2003 through March 2005.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present; Independent       Advisors Trust since November 2002 and AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002; Trustee of CCMI Funds from June 2003 through
                                                      March 2005.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Independent Trustee, December 2002 to present         and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Advisors Trust since November 2002 and AmeriPrime Funds since
                                                      December 2002; Trustee of CCMI Funds from June 2003 through
                                                      March 2005.
----------------------------------------------------- ----------------------------------------------------------------

*    The address for each trustee is 431 N. Pennsylvania St.,  Indianapolis,  IN
     46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and Legal Counsel of The
                                                      Webb Companies, a national real estate company, since 2001,
Trustee, December 2002 to present                     Executive Vice President and Director from 1990 to 2000;
                                                      Director of First State Financial since 1998; Director, Vice
                                                      President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002; Trustee of CCMI Funds from June
                                                      2003 through March 2005.
----------------------------------------------------- ----------------------------------------------------------------


----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc., the
                                                      Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004; Senior Vice President and Chief
                                                      Information Officer of Unified Financial Services, Inc., the
                                                      parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust since July 2004; President of CCMI
                                                      Funds from July 2004 through March 2005.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director
2002 to present                                       from 1989 to March 2002; Director of Unified Financial
                                                      Securities, Inc., the Trust's distributor, since December 2004,
                                                      Chief Financial Officer and Executive Vice President since June
                                                      1990; Executive Vice President, Treasurer, and Chief Financial
                                                      Officer of Unified Fund Services, Inc., the Trust's
                                                      administrator, since 1990, Director since 2004; Treasurer and
                                                      Chief Financial Officer of AmeriPrime Funds and AmeriPrime
                                                      Advisors Trust since October 2002; Treasurer and Chief
                                                      Financial Officer of CCMI Funds from June 2003 through March
                                                      2005; Treasurer of The Unified Funds from 1994 to 2002
                                                      and Firstar Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President of Unified Fund Services, Inc., the Trust's
                                                      administrator, since December 2003; Assistant Vice President
Secretary, September 2004 to present                  of U.S. Bancorp Fund Services LLC from 2000 to December 2003,
                                                      Trust Officer from 1998 to 2000; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust, since September 2004; Secretary of CCMI Funds from September 2004 through March 2005;
                                                      Principal Accounting Officer of Lindbergh Funds from February
                                                      2004 to February 2005.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief Compliance Officer of the Trust, AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust since October 2004; Chief Compliance
Chief Compliance Officer, October 2004 to present     Officer of CCMI Funds, from October 2004 through March 2005;
                                                      Chief Compliance Officer of Unified Financial Securities,
                                                      Inc., the Trust's distributor, since December 2004 and from
                                                      1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund
                                                      Services, Inc., the Trust's administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified
                                                      Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF SHARES OF ALL
                                          DOLLAR RANGE OF FUND SHARES           FUNDS WITHIN THE FUND COMPLEX*
               TRUSTEE
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.

==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES             FROM THE FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E. Hippenstiel, Trustee and           $1,440                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little, Chairman of the         $1,440                 $0                   $0                $36,000
Board**
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $960                  $0                   $0                $24,000

------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   NON-INDEPENDENT TRUSTEES AND           AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
             OFFICERS                   COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
                                        FROM THE FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $960                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas G. Napurano, CFO and                  $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $5,000                 $0                   $0                $125,000
==================================== ==================== ==================== =================== =====================

     * Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

     ** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal year ended December 31, 2004, the Advisor did not direct any brokerage transactions to brokers on the basis of research services provided by such brokers to the Fund.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable.

     For the fiscal years ended December 31, 2002 through 2004, the Fund paid the following in brokerage commissions:

------------------------------------------------------------ ------------------------------------------------------
                       FISCAL YEAR END                                       BROKERAGE COMMISSIONS

------------------------------------------------------------ ------------------------------------------------------
                     December 31, 2002                                                $80
------------------------------------------------------------ ------------------------------------------------------
                     December 31, 2003                                              $1,227
------------------------------------------------------------ ------------------------------------------------------
                     December 31, 2004                                              $4,334
------------------------------------------------------------ ------------------------------------------------------

     The Trust and the Advisor have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling the Fund at (888) 387-2273. You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.


PROXY VOTING POLICY

     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (888) 387-2273 to request a copy from the Fund's Chief Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX.

The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent Trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

     Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                      -------------------
                      Shares Outstanding

An example of how the Fund calculated its net asset value per share as of the fiscal year ended December 31, 2004 is as follows:

                  $   6,270,676           =          $16.35
                   -----------------------
                      383,570

REDEMPTION IN KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years

                  ATVD ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The Fund may also advertise performance information (a "non-standardized quotation"), which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to that of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use indices such as the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
     o Diversify its investments in securities within certain statutory limits; and
     o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. At December 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,892,113, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

       --------------------------------------------------------- -------------------------------------------
                          YEAR OF EXPIRATION                                       AMOUNT
       --------------------------------------------------------- -------------------------------------------
                                 2009                                            $1,461,541
       --------------------------------------------------------- -------------------------------------------
                                 2010                                            $1,430,572
       --------------------------------------------------------- -------------------------------------------

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in

December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.


CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder account (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million).

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.30% of the Fund's assets over $150 million (subject to a minimum fee of $2,500 per month).

     For the fiscal year ended December 31, 2004, Unified received the following fees from the Advisor in connection with its services to the Fund:


         ------------------------------------- -------------------------------- ----------------------------
                 TRANSFER AGENCY FEES               FUND ACCOUNTING FEES            ADMINISTRATIVE FEES
         ------------------------------------- -------------------------------- ----------------------------
                       $16,401                             $19,911                        $31,314
         ------------------------------------- -------------------------------- ----------------------------


ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2005. Cohen McCurdy performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in this SAI are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004. You can obtain the Annual Report without charge by calling the Fund at (888) 387-2273.

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                       STANDARD & POOR'S RATINGS SERVICES

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.     Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


MOODY'S INVESTORS SERVICE, INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                          Crawford Dividend Growth Fund


                                     CLASS I
                                   PROSPECTUS

                                 April 29, 2005



INVESTMENT OBJECTIVE:
Total Return




100 Galleria Parkway
Suite 980
Atlanta, GA 30339

(800) 431-1716











     This Prospectus describes the Fund's Class I shares. The Fund currently offers another share class with a different fee structure and sales charge which affects performance.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

HOW TO BUY SHARES..............................................................5

HOW TO REDEEM SHARES...........................................................8

DETERMINATION OF NET ASSET VALUE..............................................10

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................11

MANAGEMENT OF THE FUND........................................................13

PRIVACY POLICY................................................................16

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the Crawford Dividend Growth Fund (the "Fund") is to provide total return.

PRINCIPAL STRATEGIES

     The Fund invests primarily in common stocks of large capitalization companies when, in the opinion of the Fund's advisor, Crawford Investment Counsel, Inc., the companies' market prices do not reflect their true values. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks high quality companies with strong balance sheets, predictable and consistent earnings growth and a history of dividend growth. The advisor's goal is to identify undervalued companies with above-average total return potential.

     The advisor's investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. The advisor will seek investments that it believes will provide above-average investment returns with below-average risk. The advisor believes that an investment portfolio with a combination of above-average yield and above-average dividend growth will provide above-average total investment return over the long-term. The advisor's research process starts with a universe of companies that have at least a ten-year history of annual dividend increases. Each stock is assigned a ranking based on its current yield, historic dividend growth and relative yield. This quantitative ranking is utilized to help the advisor focus its fundamental research efforts. The advisor then selects undervalued companies that present the greatest potential for income growth and price appreciation. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market.

     Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 10% of its assets in fixed income investments rated A+ or better by Standard & Poor's, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

     The Fund is a non-diversified fund, which means that the Fund may take larger positions in a smaller number of companies than a diversified mutual fund. The Fund will not invest more than 7% of its assets in any one issuer. Certain economic sectors may be overweighted compared to others because the advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector, or two times the weighting of that sector in the Standard & Poor's 500 Index ("S&P"), whichever is greater. There are no minimum requirements regarding the Fund's investments in any one industry or economic sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

     The Fund may sell a security when the advisor believes the company no longer represents a good value investment, if the company's fundamentals deteriorate, if the company decreases its dividends, or if the stock has become overvalued. The Fund also may sell a security when the advisor believes that a better investment opportunity is present.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o VALUE RISK. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o LARGE CAP RISK. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Fund's share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer.
o FOREIGN RISK. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified funds. As a result, the shares of the Fund are likely to fluctuate in value more than those of a fund investing in a broader range of securities.
o SECTOR RISK. To the extent that the Fund focuses in one or more economic sectors, factors affecting those sectors could affect Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.

o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
o THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

          The Fund may be suitable for:

          o Long-term investors seeking a fund with a value investment strategy

          o Investors who can tolerate the risks associated with common stock investments

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, securities of money market funds or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The performance table below shows the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                               SINCE INCEPTION
                                                                               -----------------
THE FUND                                                                       (JANUARY 5, 2004)
                                                                               -----------------
     Return Before Taxes                                                           12.62%
     Return After Taxes on Distributions(1)                                        12.15%
     Return After Taxes on Distributions and Sale of Fund Shares(1)
                                                                                    8.20%
INDICES (reflects no deductions for fees, expenses and taxes)
     S&P 500 Index2                                                                 9.81%
     Russell 1000 Value Index2                                                     15.52%

     (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     2 The S&P 500 and the Russell 1000 Value indices are widely recognized unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a representative sample of 500 leading companies in leading industries of the U.S. economy, and the Russell 1000 represents the performance of 1000 companies in the Russell Index with low price-to-book ratios and low forecasted growth values. These indices are representative of a broader market and range of securities than are found in the Fund's portfolio.


                   FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.....................................NONE
Maximum Deferred Sales Charge (Load).................................................NONE
Redemption Feel......................................................................NONE
Exchange Fee.........................................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees.....................................................................1.00%
Distribution (12b-1) Fees............................................................NONE
Other Expenses......................................................................1.52%
Total Annual Fund Operating Expenses (Before Waiver)................................2.52%
Fee Waiver/Expense Reimbursement2...................................................1.52%
Net Expenses........................................................................1.00%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding 12b-1 fees, if any, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% of the Fund's average daily net assets for the fiscal year ending December 31, 2005.

Example:
--------

     This Example is intended to help you compare the cost of investing in Class I shares of the Fund to the cost of investing in other mutual funds. This example assumes that the Class I operating expenses remain the same and that such expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------             -------          -------           --------
         $102               $639             $1,203            $2,741


                                HOW TO BUY SHARES

CLASS I SHARES

     Class I shares are available at net asset value. The Fund offers a second class of shares that are available only through registered broker-dealers, investment advisors, banks and other financial institutions. Each class of shares of the Fund has its own fee structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and the length of time that you expect to invest. Only Class I shares are offered in this prospectus.

INITIAL PURCHASE

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Class I shares of the Fund is $250,000. The advisor may, in its sole discretion, waive this minimum for existing clients of the advisor and other related parties, and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     BY MAIL - To be in proper form, your initial purchase request must include:

          o    a  completed  and  signed  investment   application  form  (which
               accompanies this Prospectus); and

          o    a check (subject to the minimum amount) made payable to the Fund.

Mail the application and check to:

U.S. MAIL:        Crawford Dividend Growth Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana 46206-6110

OVERNIGHT:        Crawford Dividend Growth Fund
                  c/o Unified Fund Services, Inc.
                  431 North Pennsylvania Street
                  Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 431-1716 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington National Bank
         ABA #0440-0002-4
         Attn:  Crawford Dividend Growth Fund, Class I
         Account Name __________________ (write in shareholder name) For the Account # _______________ (write in account number) D.D.A. #01892237336

     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -a check made payable to "Crawford Dividend Growth Fund"

     Checks should be sent to the Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to long-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund will not accept any third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                          HOW TO REDEEM CLASS I SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your Class I shares through a broker-dealer or other institution, you may be charged a fee by that institution.

BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. MAIL:        Crawford Dividend Growth Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana 46206-6110

OVERNIGHT:        Crawford Dividend Growth Fund
                  c/o Unified Fund Services, Inc.
                  431 North Pennsylvania Street
                  Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of Class I shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a New Technology Guarantee Stamp for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (800) 431-1716 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 431-1716. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (800) 431-1716. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the

New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

     FUND POLICY ON MARKET TIMING. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your Class I shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued Class I expenses) by the total number of Class I shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.

     TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the tax liabilities described in the chart below for taxable accounts.

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

     The follow discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Tax Act").

TYPE OF TRANSACTION                                        TAX STATUS
-------------------                                        ----------

Qualified dividend income                                  Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                  Ordinary income rate

Net long-term capital gain distributions                   Generally maximum 15% on non-corporate taxpayers*

Sales of shares (including redemptions) owned              Gains taxed at generally maximum 15%
more than one year                                         on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                              Gains are taxed at the same rate as ordinary
for one year or less                                       income; losses are subject to special rules

                                                           *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUND

     Crawford Investment Counsel, Inc., 100 Galleria Parkway, Suite 980, Atlanta, GA 30339, serves as investment advisor to the Fund. The advisor has been providing portfolio management services since 1980 when it was founded by John H. Crawford, III. The advisor provides investment advice to separately managed equity, fixed income and balanced portfolios of high net worth clients, pension plans, trust, and other institutional investors. As of March 31, 2005, the advisor managed approximately $2.6 billion in assets. The advisor is 100% employee-owned. The Fund is the first mutual fund managed by the advisor. For the fiscal year ended December 31, 2004, the Fund paid the advisor a management fee equal to 1.00% of its average daily net assets.

     For its advisory services, the advisor is paid a fee at the annual rate of 1.00% of the average daily net assets of the Fund. The advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse the Fund's expenses so that its total annual operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% of the average daily net assets of the Fund for the fiscal year ending December 31, 2005.

     PORTFOLIO MANAGERS.  The investment decisions for the Fund are made by John
H. Crawford, III and David B. Crawford, CFA.

     JOHN H. CRAWFORD, III. Mr. John H. Crawford, III serves as President and Chief Investment Officer of the advisor. He has over 36 years' experience as an investment professional and he guides the growth, development, and overall investment philosophy of the advisor. Mr. Crawford graduated from the University of Georgia with a B.A. in 1962 and from Drew University with a B.D. in 1965.

     DAVID B. CRAWFORD, CFA. Mr. David B. Crawford serves as Vice-President of the advisor. Since he joined the advisor in 1992, David Crawford has been involved in the investment process as part of the research team. He has been a portfolio manager with the advisor since 1995. In addition to his 12 years' experience as a research analyst and portfolio manager, he is a Chartered Financial Analyst. Prior to joining the advisor, he worked for the Federal Home Loan Bank. David Crawford graduated from Denison University with a B.A. in Economics in 1990 and from Georgia State University with a Master of Finance in 1997.

     The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's Class I financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Class I shares of Fund assuming reinvestment of all dividends and distributions. The information for the fiscal period ended December 31, 2004 was audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.



                                                                        PERIOD ENDED
                                                                     DECEMBER 31, 2004    (a)
                                                                    ---------------------

SELECTED PER SHARE DATA

Net asset value, beginning of period                                $              10.00
                                                                    ---------------------
Income from investment operations:
  Net investment income                                                             0.12
  Net realized and unrealized gain                                                  1.14
                                                                    ---------------------

Total from investment operations                                                    1.26
                                                                    ---------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                       (0.12)
  From net realized gain                                                           (0.01)
                                                                    ---------------------
Total distributions
                                                                                   (0.13)
                                                                    ---------------------

Net asset value, end of period                                      $              11.13
                                                                    =====================

TOTAL RETURN                                                                      12.62%  (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                     $            22,604
Ratio of expenses to average net assets before
  waiver & reimbursement                                                           2.52%  (c)
Ratio of expenses to average net assets                                            1.00%  (c)
Ratio of net investment income to average net
   assets before waiver & reimbursement                                            0.95%  (c)
Ratio of net investment income to average net
  assets                                                                           2.47%  (c)
Portfolio turnover rate                                                           32.09%

(a) For the period January 5, 2004 (Commencement of Operations) to December 31, 2004.
(b)  Not annualized.
(c)  Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affect the Fund's performance results as of the Fund's semiannual or annual periods.

     Call the Fund at (800) 431-1716 to request free copies of the SAI, to request other information about the Fund and to make shareholder inquiries. The Fund currently does not have a web site and, as such, the Fund's SAI and Fund's annual and semi-annual reports are not made available on the Internet.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






















Investment Company Act #811-21237

                          CRAWFORD DIVIDEND GROWTH FUND


                                     CLASS C
                                   PROSPECTUS

                                 April 29, 2005



INVESTMENT OBJECTIVE:
Total Return




100 Galleria Parkway
Suite 980
Atlanta, GA 30339

(800) 431-1716












         This Prospectus describes the Fund's Class C shares. The Fund currently offers another share class with a different fee structure and sales charge which affects performance.



         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

HOW TO BUY SHARES..............................................................5

HOW TO REDEEM SHARES...........................................................8

DETERMINATION OF NET ASSET VALUE..............................................11

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................11

MANAGEMENT OF THE FUND........................................................13

PRIVACY POLICY................................................................16

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the Crawford Dividend Growth Fund (the "Fund") is to provide total return.

PRINCIPAL STRATEGIES

     The Fund invests primarily in common stocks of large capitalization companies when, in the opinion of the Fund's advisor, Crawford Investment Counsel, Inc., the companies' market prices do not reflect their true values. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks high quality companies with strong balance sheets, predictable and consistent earnings growth and a history of dividend growth. The advisor's goal is to identify undervalued companies with above-average total return potential.

     The advisor's investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. The advisor will seek investments that it believes will provide above-average investment returns with below-average risk. The advisor believes that an investment portfolio with a combination of above-average yield and above-average dividend growth will provide above-average total investment return over the long-term. The advisor's research process starts with a universe of companies that have at least a ten-year history of annual dividend increases. Each stock is assigned a ranking based on its current yield, historic dividend growth and relative yield. This quantitative ranking is utilized to help the advisor focus its fundamental research efforts. The advisor then selects undervalued companies that present the greatest potential for income growth and price appreciation. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market.

     Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 20% of its assets in fixed income investments rated A+ or better by Standard & Poor's, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

     The Fund is a non-diversified fund, which means that the Fund may take larger positions in a smaller number of companies than a diversified mutual fund. The Fund will not invest more than 7% of its assets in any one issuer. Certain economic sectors may be overweighted compared to others because the advisor seeks the best investment opportunities regardless of sector. The

Fund will not invest more than 25% of its net assets in any one economic sector, or two times the weighting of that sector in the Standard & Poor's 500 Index ("S&P"), whichever is greater. There are no minimum requirements regarding the Fund's investments in any one industry or market sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

     The Fund may sell a security when the advisor believes the company no longer represents a good value investment, if the company's fundamentals deteriorate, if the company decreases its dividends, or if the stock has become overvalued. The Fund also may sell a security when the advisor believes that a better investment opportunity is present.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o VALUE RISK. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o LARGE CAP RISK. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Fund's share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer.
o FOREIGN RISK. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified funds. As a result, the shares of the Fund are likely to fluctuate in value more than those of a fund investing in a broader range of securities.
o SECTOR RISK. To the extent that the Fund focuses in one or more economic sectors, factors affecting those sectors could affect Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
o THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

     The Fund may be suitable for:

     o    Long-term investors seeking a fund with a value investment strategy


     o Investors who can tolerate the risks associated with common stock investments

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, securities of money market funds or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The performance table below shows the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The table shows how the Fund's Class C average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

THE FUND                                                                       SINCE INCEPTION
                                                                              ------------------
                                                                              (JANUARY 27, 2004)
                                                                              ------------------
     Return Before Taxes 1                                                          7.73%
     Return After Taxes on Distributions 2                                          7.43%
     Return After Taxes on Distributions and Sale of Fund Shares 2                  6.25%


INDICES (reflects no deductions for fees, expenses and taxes)
     S&P 500 Index 3                                                                 7.65%
     Russell 1000 Value Index 3                                                     13.10%


     1 Adjusted to include effects of contingent deferred sales charge.

     2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     3 The S&P 500 and the Russell 1000 Value indices are widely recognized unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a representative sample of 500 leading companies in leading industries of the U.S. economy, and the Russell 1000 represents the performance of 1000 companies in the Russell Index with low price-to-book ratios and low forecasted growth values. These indices are representative of a broader market and range of securities than are found in the Fund's portfolio.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases...................................NONE
Maximum Deferred Sales Charge (Load) 1............................................1.00%
Redemption Fee2....................................................................NONE
Exchange Fee.......................................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees...................................................................1.00%
Distribution (12b-1) Fees.........................................................1.00%
Other Expenses....................................................................4.06%
Total Annual Fund Operating Expenses (Before Waiver)..............................6.06%
Fee Waiver/Expense Reimbursement3.................................................4.06%
Net Expenses......................................................................2.00%

1 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a contingent deferred sales charge of 1.00% on shares redeemed less than one year after they are purchased. The Fund waives this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.
2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
3 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% of the Fund's average daily net assets for the fiscal year ending December 31, 2005.

Example:
-------

     This Example is intended to help you compare the cost of investing in Class C shares of the Fund to the cost of investing in other mutual funds. This example assumes that the Class C expenses remain the same and that such expenses were maintained for one year at rates described above. It also assumes that you invested $10,000 at the beginning of the period, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR            3 YEARS           5 YEARS           10 YEARS
               ------            -------           -------           --------
               $203              $1,438            $2,647            $5,560


                                HOW TO BUY SHARES

     Class C shares are available through registered broker-dealers, banks, advisors and other financial institutions. Class C shares are purchased at net asset value without deducting a sales charge. You do not pay an initial sales charge on purchases of Class C shares and all of your purchase payment is immediately invested in the Fund. The dealer of record receives a payment from the Fund's distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within 12 months of purchase, you will be subject to a 1.00% contingent deferred sales charge ("CDSC"), based on the lower of the shares' cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

     The Fund offers a second class of shares. Each class of the Fund has its own fee structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and the length of time that you expect to invest. Only Class C shares are offered in this prospectus.

INITIAL PURCHASE

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Class C shares of the Fund is $5,000. The advisor may, in its sole discretion, waive this minimum for existing clients of the advisor and other related parties, and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     BY MAIL - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus); and

     o a check (subject to the minimum amount) made payable to the Fund.

     Mail the application and check to:

     U.S. MAIL:      Crawford Dividend Growth Fund
                     c/o Unified Fund Services, Inc.
                     P.O. Box 6110
                     Indianapolis, Indiana 46206-6110
     OVERNIGHT:      Crawford Dividend Growth Fund
                     c/o Unified Fund Services, Inc.
                     431 North Pennsylvania Street
                     Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 431-1716 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington National Bank
         ABA #0440-0002-4
         Attn:  Crawford Dividend Growth Fund; Class C
         Account Name __________________ (write in shareholder name) For the Account # _______________ (write in account number) D.D.A. #01892237336

     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

CONTINGENT DEFERRED SALES CHARGE

     Class C shares are subject to a CDSC of 1.00% if you redeem your shares within 12 months of purchase, based on the lower of the shares' cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

     In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Fund's distributor receives the entire amount of any CDSC you pay. See the Fund's Statement of Additional Information for additional information about the CDSC.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -a check made payable to "Crawford Dividend Growth Fund"

     Checks should be sent to the Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to long-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

DISTRIBUTION PLAN

     The Fund has adopted a distribution plan for its Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Fund's plan, the Fund can pay the Fund's distributor, the advisor and/or other financial institutions, a fee of up to 1.00% of the Class C's average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders). Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure.

DEALER COMPENSATION

     Qualifying dealers who sell Class C shares will receive a payment from the Fund's distributor of 1.00% of the amount you invest on Class C shares. In addition, the Fund may pay an annual 12b-1 fee of up to 1.00% to dealers of record.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund will not accept any third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                          HOW TO REDEEM CLASS C SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. As stated above, the Fund assesses a 1.00% CDSC against investment proceeds withdrawn within one year of investment. The Fund will first redeem the Class C shares that have been owned the longest period of time. The holding period is calculated on a monthly basis and begins on the first day of the month in which the shares were bought. No CDSC will be imposed on Class C shares that were bought through the reinvestment of dividends and capital gains. When shares subject to a CDSC are redeemed, the CDSC is calculated on the net asset value attributable to shares on the date of redemption, and is deducted from the redemption proceeds.

     A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

     U.S. MAIL:     Crawford Dividend Growth Fund
                    c/o Unified Fund Services, Inc.
                    P.O. Box 6110
                    Indianapolis, Indiana 46206-6110

     OVERNIGHT:     Crawford Dividend Growth Fund
                    c/o Unified Fund Services, Inc.
                    431 North Pennsylvania Street
                    Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a New Technology Guarantee Stamp for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (800) 431-1716 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 431-1716. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (800) 431-1716. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

     FUND POLICY ON MARKET TIMING. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

     While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your Class C shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued Class C expenses) by the total number of Class C shares outstanding. Requests to purchase or sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.

     TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the tax liabilities described in the chart below for taxable accounts.

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

     The follow discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

TYPE OF TRANSACTION                                        TAX STATUS
-------------------                                        ----------

Qualified dividend income                                  Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                  Ordinary income rate

Net long-term capital gain distributions                   Generally maximum 15% on non-corporate taxpayers*

Sales of shares (including redemptions) owned              Gains taxed at generally maximum 15%
more than one year                                         on non-corporate taxpayers*

Sales of shares                                            Gains are taxed at the same rate as ordinary
(including redemptions) owned                              income; losses are subject to special rules
for one year or less

                                                         *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUND

Crawford Investment Counsel, Inc., 100 Galleria Parkway, Suite 980, Atlanta, GA 30339, serves as investment advisor to the Fund. The advisor has been providing portfolio management services since 1980 when it was founded by John H.
Crawford, III. The advisor provides investment advice to separately managed equity, fixed income and balanced portfolios of high net worth clients, pension plans, trust, and other institutional investors. As of March 31, 2005, the advisor managed approximately $2.6 billion in assets. The advisor is 100% employee-owned. The Fund is the first mutual fund managed by the advisor. For the fiscal year ended December 31, 2004, the Fund paid the advisor a management fee equal to 1.00% of its average daily net assets.

     For its advisory services, the advisor is paid a fee at the annual rate of 1.00% of the average daily net assets of the Fund. The advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse the Fund's expenses so that total annual operating expenses, excluding 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% of the average daily net assets of the Fund for the year ending December 31, 2005.

     PORTFOLIO MANAGERS.  The investment decisions for the Fund are made by John
H. Crawford, III and David B. Crawford, CFA.

     JOHN H. CRAWFORD, III. Mr. John H. Crawford, III serves as President and Chief Investment Officer of the advisor. He has over 36 years' experience as an investment professional and he guides the growth, development, and overall investment philosophy of the advisor. Mr. Crawford graduated from the University of Georgia with a B.A. in 1962 and from Drew University with a B.D. in 1965.

     DAVID B. CRAWFORD, CFA. Mr. David B. Crawford serves as Vice-President of the advisor. Since he joined the advisor in 1992, David Crawford has been involved in the investment process as part of the research team. He has been a portfolio manager with the advisor since 1995. In addition to his 12 years' experience as a research analyst and portfolio manager, he is a Chartered Financial Analyst. Prior to joining the advisor, he worked for the Federal Home Loan Bank. David Crawford graduated from Denison University with a B.A. in Economics in 1990 and from Georgia State University with a Master of Finance in 1997.

     The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's Class C financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in Class C shares of the Fund assuming reinvestment of all dividends and distributions. The information for the fiscal period ended December 31, 2004 was audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                        PERIOD ENDED
                                                                      DECEMBER 31, 2004  (a)
                                                                    ---------------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                                  $         10.32
                                                                    ---------------------
Income from investment operations:
  Net investment income                                                          0.07
  Net realized and unrealized gain                                               0.84
                                                                    ---------------------

Total from investment operations                                                 0.91
                                                                    ---------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                    (0.08)
  From net realized gain                                                        (0.01)
                                                                    ---------------------
Total distributions
                                                                                (0.09)
                                                                    ---------------------

Paid in capital from redemption fees                                                -    (b)
                                                                    ---------------------

Net asset value, end of period                                        $         11.14
                                                                    =====================

TOTAL RETURN                                                                     8.82%   (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $          232
Ratio of expenses to average net assets
  before waiver & reimbursement                                                  6.06%   (d)
Ratio of expenses to average net assets                                          2.00%   (d)
Ratio of net investment income to average net
  assets before waiver & reimbursement                                          (2.61)%  (d)
Ratio of net investment income to average net
  assets                                                                         1.45%   (d)

Portfolio turnover rate                                                         32.09%

(a) For the period January 27, 2004 (commencement of operations) to December 31, 2004.
(b) Redemption fees resulted in less than $0.01 per share.
(c) Not annualized.
(d) Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and
     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

2197544
                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affect the Fund's performance results as of the Fund's most recent semiannual or annual periods.

     Call the Fund at (800) 431-1716 to request free copies of the SAI, to request other information about the Fund and to make shareholder inquiries. The Fund currently does not have a web site and, as such, the Fund's SAI and Fund's annual and semi-annual reports are not made available on a website.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies
                                                 ------------------
of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act #811-21237

                          CRAWFORD DIVIDEND GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 29, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the applicable Prospectus of Crawford Dividend Growth Fund (the "Fund") dated April 29, 2005. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004. A free copy of the Prospectus and Annual Report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 431-1716.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST AND FUND..............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3

INVESTMENT LIMITATIONS........................................................13

INVESTMENT ADVISOR............................................................15

TRUSTEES AND OFFICERS.........................................................17

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................21

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................22

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................24

PROXY VOTING POLICY...........................................................25

DETERMINATION OF NET ASSET VALUE..............................................25

CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES.............................26

REDEMPTION IN-KIND............................................................27

INVESTMENT PERFORMANCE........................................................27

STATUS AND TAXATION OF THE FUND...............................................29

ADDITIONAL TAX INFORMATION....................................................30

CUSTODIAN.....................................................................30

FUND SERVICES.................................................................31

ACCOUNTANTS...................................................................31

DISTRIBUTOR...................................................................31

DISTRIBUTION PLAN - CLASS C SHARES............................................32

FINANCIAL STATEMENTS..........................................................32

DESCRIPTION OF THE TRUST AND FUND

     Crawford Dividend Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. Class I shares were first offered to the public on January 5, 2004; Class C shares of the Fund were first offered to the public on January 27, 2004. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the "Advisor").

     The Fund currently offers two classes of shares, Class C and Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. The Board of Trustees may determine, in its sole discretion at any time, to redeem all outstanding shares of the Fund and cease operations of the Fund. Shareholders may redeem their accounts in accordance with the procedures set forth under "How to Sell Shares" in the Fund's Prospectus or by contacting the Fund's transfer agent prior to the liquidation date and, thereafter, any shareholders that have not redeemed their Fund shares will have their shares automatically redeemed as of that date, with proceeds being mailed to the address of record. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.


     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Fund may make and some of the techniques it may use.

     A. Equity  Securities.  Equity  securities  include common stock and common
        ------------------
stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund will invest principally in a diversified portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The Fund will invest in equity securities that the Advisor believes have above-average total return potential. The criterion used to identify such stocks include a history of consistent increasing dividend payouts, predictable and consistent earnings growth and strong balance sheet presence.

     B. Depositary Receipts. The Fund may invest in American Depositary Receipts
        -------------------
("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. The Fund may also invest in Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on Nasdaq. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

     Depositary Receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipt to issue and service such Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

     C. Convertible  Securities.  A convertible  security is a bond,  debenture,
        -----------------------
preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

     The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated-securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     If the rating of a security by S&P or Moody's drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     D. Preferred Stock.  Preferred stock has a preference in liquidation  (and,
        ---------------
generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     E. Repurchase Agreements. A repurchase agreement is a short-term investment
        ---------------------
in which the  purchaser  (i.e.,  the Fund)  acquires  ownership of an obligation
                          ----
issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     F. Reverse Repurchase  Agreements.  The Fund may borrow funds for temporary
        ------------------------------
purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Advisor. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid, high quality, debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

     G.  Mortgage-Backed  and  Asset-Backed  Securities.  The Fund may invest in
         ----------------------------------------------
mortgage-backed securities, including collateralized mortgage obligations, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. In addition, the Fund may buy asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. These securities are generally issued by trusts and special purpose corporations. Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate because of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. Accordingly, the market value of these securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

     H.  Derivatives  Transactions.  The Fund  may  utilize  various  investment
         -------------------------
strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain.

     In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

     1. Options on Securities  Indices.  The Fund may purchase and sell call and
        ------------------------------
put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     2. Options on Foreign Currencies. The Fund may buy and write (sell) put and
        -----------------------------
call options on foreign currencies traded on U.S. exchanges or in the over-the-counter markets. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     3.  General  Characteristics  of  Options.  Put  options  and call  options
         -------------------------------------
typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic
Transactions involving options require segregation of the Fund's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. The Fund is authorized to purchase and sell exchange listed options. However, the Fund may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

     The Fund may purchase and sell call options on equity securities (including convertible securities that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

     The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

     4.  General  Characteristics  of Futures.  The Fund may enter into  futures
         ------------------------------------
contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

     The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

     The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     5.  Use  of  Segregated   and  Other  Special   Accounts.   Many  Strategic
         ----------------------------------------------------
Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

     OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets, if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

     I.  When-Issued and Delayed  Delivery  Transactions.  The Fund may buy debt
         -----------------------------------------------
securities on a "when-issued" or "delayed delivery" basis. These transactions are arrangements under which the Fund buys securities with payment and delivery scheduled for a future time. Purchases of debt securities on a when-issued or delayed delivery basis are subject to market fluctuation and to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy debt securities on a when-issued basis with the intention of acquiring such securities, it may sell them before the settlement date if it deems the sale to be advisable. The Fund will not enter into these transactions for investment leverage. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made.

     In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The other party's failure may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in when-issued debt securities.

     J.  Corporate  Debt  Securities.  The Fund may  invest  in  corporate  debt
         ---------------------------
securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed-income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

     K.  Lower  Quality  Debt  Securities.  The Fund may invest up to 10% of its
         --------------------------------
assets in lower-rated securities or comparable unrated securities. These securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

     Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

     Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

     L. Zero Coupon Securities.  Zero coupon or deferred interest securities are
        ----------------------
debt obligations that do not entitle the holder to any periodic payments of interest before maturity or a specified date when the securities begin paying current interest (the cash payment date) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality.

     M. Trade Claims.  The Fund may buy trade claims from creditors of companies
        ------------
in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid, as there is a secondary market, but the board of trustees will monitor their liquidity. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, the Fund intends to limit these investments to no more than 5% of its net assets.

     N.  Structured  Notes.  The Fund may invest up to 5% of its total assets in
         -----------------
structured notes. Structured notes entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. A zero coupon bond, which is the right to receive only the principal portion of a debt security, is a simple form of structured note. A structured note's performance or value may be linked to a change in return, interest rate, or value at maturity of the change in an identified or "linked" equity security, currency, interest rate, index or other financial indicator. The holder's right to receive principal or interest payments on a structured note may also vary in timing or amount, depending on changes in certain rates of interest or other external events.

     O.  Portfolio  Turnover.  Although the Fund  generally  will not invest for
         -------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal period January 5, 2004 (commencement of operations) through December 31, 2004 was 32.09%. The Fund's portfolio turnover rate for the fiscal period January 5, 2004 (commencement of operations) through December 31, 2004 was 32.09%.


INVESTMENT LIMITATIONS

     A.  Fundamental.  The  investment  limitations  described  below  have been
         -----------
adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

     3. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  Loans.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        -------------
in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     B.  Non-Fundamental.  The  following  limitations  have been adopted by the
         ---------------
Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The Fund will not purchase any  security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales.  The Fund will not effect short sales of securities  except
        -----------
as described in the Prospectus or this SAI.

     5.  Options.  The Fund will not  purchase or sell puts,  calls,  options or
         -------
straddles except as described in the Prospectus or this SAI.

     6.  Illiquid  Securities.  The Fund will not purchase  illiquid  securities
         --------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

     7. Loans of Portfolio Securities. The Fund will not make loans of portfolio
        -----------------------------
securities.

     8. Name Rule.  The Fund  normally will invest at least 80% of its assets in
        ---------
securities of issuers that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to the Fund's shareholders.


INVESTMENT ADVISOR

     The Fund's Advisor is Crawford Investment Counsel, Inc., 100 Galleria Parkway, Suite 980, Atlanta, GA 30339. The investment decisions for the Fund are made by John H. Crawford, III and David B. Crawford, CFA. The Advisor is 100% employee-owned. As of March 31st, 2005, the Advisor had $2.6 billion in assets under management.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund's total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% of its average daily net assets for the fiscal year ending December 31, 2005.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees"), at an in-person meeting held on December 13, 2004. At the meeting, the Board discussed the information previously provided to the Trustees by the Advisor in response to the Section 15(c) letter from the Trust's legal counsel, including, among other things, the Advisor's Form ADV Part II and financial statements. The Board also held a telephone conference with Mr. David Crawford, Vice President of the Advisor and Portfolio Manager to the Fund, to discuss the Fund's performance and to review the Advisor's balance sheet and income statement. The Portfolio Manager advised the Board that his firm had, at the time, $2.1 billion in assets under management. The Portfolio Manager advised the Board that there had been no changes in personnel that provide services to the Fund, but that the Advisor expects to add a junior analyst to its staff in the near future. The Portfolio Manager also advised the Board that the Advisor was confident about the Fund's performance, that the first three quarters of 2004 were very strong, and that the fourth quarter appeared to be strong as well. The Board questioned whether the Advisor would continue the expense cap, and the Portfolio Manager advised the Board that the Advisor intended to continue the expense cap for another year. At this point, the Portfolio Manager exited the meeting.

     The Board reviewed the Fund's performance and expenses after reimbursement. The Board noted that the Fund's year-to-date performance as of September 30, 2004 outperformed its benchmarks

(6.60% for the Fund compared to 5.54% for the Russell 1000 Value Index and 1.51% for the S&P 500), and that the Fund's returns since inception also exceeded the average returns of its peer group (8.07% compared to 5.71%). The Board also noted that the Advisor has agreed to cap the Fund's total expenses. The Board noted that, although the Fund's management fee is slightly higher than its peer group, the Fund's total expense ratio is substantially lower than its peer group (1.00% for the Fund compared to an average of 1.49% for mutual funds of similar size and strategy).

     Based on these factors, including particularly, the Fund's strong performance, low expenses, and the Advisor's agreement to cap Fund expenses, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Agreement between the Trust and the Advisor on behalf of the Fund was in the best interests of the Fund and its shareholders.

     For the fiscal year ended December 31, 2004, the Fund paid the following advisory fees to the Advisor:

           ---------------------------------------------------------------------------------------------------------
                     Fiscal Year Ended          Advisory Fees Earned          Total Fees         Net Advisory Fees
                                                                          Reimbursed and/or             Paid
                                                                                Waived
           ---------------------------------------------------------------------------------------------------------
                    December 31, 2004[1]                $95,698              ($148,642)                   $0
           ---------------------------------------------------------------------------------------------------------
                    [1] Class I shares of the Fund were first offered to the public on January 5, 2004;
              Class C shares were first offered to the public on January 27, 2004.

     The Advisor retains the right to use the name "Crawford" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Crawford" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


ABOUT THE PORTFOLIO MANAGERS

     John H. Crawford, III and David B. Crawford, CFA, serve as the portfolio managers to the Fund and are jointly and primarily responsible for making the investment decisions for the Fund (each, a "Portfolio Manager"). In addition to acting as Portfolio Managers to the Fund, each Portfolio Manager also serves on the Advisor's investment committee and, as such, is jointly responsible for making the investment decisions of the Advisor's separate accounts. As a member of the Advisor's investment committee, which consists of several other members, each Portfolio Manager was responsible for management of the following types of accounts as of December 31, 2004:


           ---------------------- ----------------- ---------------- ---------------------- ---------------------
            ACCOUNT TYPE             NUMBER OF                         NUMBER OF ACCOUNTS      TOTAL ASSETS BY
                                    ACCOUNTS BY      TOTAL ASSETS      BY TYPE SUBJECT TO    ACCOUNT TYPE SUBJECT
                                    ACCOUNT TYPE    BY ACCOUNT TYPE    A PERFORMANCE FEE    TO A PERFORMANCE FEE
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Registered                   N/A               N/A                 N/A                   N/A
           Investment Companies
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Pooled Investment            N/A               N/A                 N/A                   N/A
           Vehicles
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Retail Accounts              279          $2.26 billion            N/A                   N/A
           ---------------------- ----------------- ---------------- ---------------------- ---------------------

     Each Portfolio Manager is compensated for his or her services by the Advisor. For the fiscal year ended December 31, 2004, each Portfolio Manager received a fixed salary. As with all other employees of the Advisor, each Portfolio Manager also participates in the Advisor's profit sharing and other benefit plans.

     As of December 31, 2004, the Portfolio Managers' ownership of the Fund was as follows:

                        -------------------------------------------- -------------------------------------

                        PORTFOLIO MANAGER                             DOLLAR RANGE OF FUND
                                                                      SHARES (CLASS I SHARES)
                        -------------------------------------------- -------------------------------------
                        John H. Crawford, III                                  Over $1 million
                        -------------------------------------------- -------------------------------------
                        David B. Crawford                                    $100,001 - $500,000
                        -------------------------------------------- -------------------------------------


     To the extent the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.


TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.

      ---------------------------------------------------- -----------------------------------------------------------------
      NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
      FUND COMPLEX,** TERM OF POSITION WITH TRUST          AND OTHER  DIRECTORSHIPS
      ---------------------------------------------------- -----------------------------------------------------------------
      Gary E. Hippenstiel (1947)                           Director, Vice President and Chief Investment Officer of Legacy
                                                           Trust Company, N.A. since 1992; Trustee of AmeriPrime Funds
      Independent Trustee, December 2002 to present        since 1995 and AmeriPrime Advisors Trust since July 2002; Trustee of Access Variable Insurance Trust since April 2003; Trustee of
                                                           CCMI Funds from June 2003 through March 2005.
      ---------------------------------------------------- -----------------------------------------------------------------
      Stephen A. Little (1946)                             President and founder of The Rose, Inc., a registered
                                                           investment advisor, since April 1993; Trustee of AmeriPrime
      Chairman, December 2004 to present; Independent      Advisors Trust since November 2002 and AmeriPrime Funds since
      Trustee, December 2002 to present                    December 2002; Trustee of CCMI Funds from June 2003 through
                                                           March 2005.
      ---------------------------------------------------- -----------------------------------------------------------------
      Daniel J. Condon (1950)                              President of International Crankshaft Inc., an automotive
                                                           equipment manufacturing company, since 2004, Vice President and
      Independent Trustee, December 2002 to present        General Manager from 1990 to 2003; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Advisors
                                                           Trust since November 2002 and AmeriPrime Funds since December
                                                           2002; Trustee of CCMI Funds from June 2003 through March 2005.
      ---------------------------------------------------- -----------------------------------------------------------------

     * The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204.

     ** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


      ----------------------------------------------------- ----------------------------------------------------------------
      NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
      COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
      ----------------------------------------------------- ----------------------------------------------------------------
      Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and Legal Counsel of The Webb
                                                            Companies, a national real estate company, since 2001,
      Trustee, December 2002 to present                     Executive Vice President and Director from 1990 to 2000;
                                                            Director of First State Financial since 1998; Director, Vice
                                                            President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of
                                                            AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                            Funds since December 2002; Trustee of CCMI Funds from June
                                                            2003 through March 2005.
      ----------------------------------------------------- ----------------------------------------------------------------


      ----------------------------------------------------- ----------------------------------------------------------------
      Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc., the
                                                            Trust's administrator, since June 2004, Senior Vice President
      President, July 2004 to present                       from April 2003 to June 2004; Senior Vice President and Chief
                                                            Information Officer of Unified Financial Services, Inc., the
                                                            parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds and
                                                            AmeriPrime Advisors Trust since July 2004; President of CCMI
                                                            Funds from July 2004 through March 2005.
      ----------------------------------------------------- ----------------------------------------------------------------
      Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                            Unified Financial Services, Inc., the parent company of the
      Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director
      2002 to present                                       from 1989 to March 2002; Director of Unified Financial
                                                            Securities, Inc., the Trust's distributor, since December 2004,
                                                            Chief Financial Officer and Executive Vice President since June
                                                            1990; Executive Vice President, Treasurer, and Chief Financial
                                                            Officer of Unified Fund Services, Inc., the Trust's
                                                            administrator, since 1990, Director since 2004; Treasurer and
                                                            Chief Financial Officer of AmeriPrime Funds and AmeriPrime
                                                            Advisors Trust since October 2002; Treasurer and Chief
                                                            Financial Officer of CCMI Funds from June 2003 through March
                                                            2005; Treasurer of The Unified Funds from 1994 to 2002 and
                                                            Firstar Select Funds from 1997 to 2000.
      ----------------------------------------------------- ----------------------------------------------------------------
      Freddie Jacobs, Jr., CPA (1970)                       Vice President of Unified Fund Services, Inc., the Trust's
                                                            administrator, since December 2003; Assistant Vice President
      Secretary, September 2004 to present                  of U.S. Bancorp Fund Services LLC from 2000 to December 2003,
                                                            Trust Officer from 1998 to 2000; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust, since September 2004; Secretary of CCMI Funds from September 2004 through March 2005;
                                                            Principal Accounting Officer of Lindbergh Funds from February
                                                            2004 to February 2005.
      ----------------------------------------------------- ----------------------------------------------------------------
      Lynn E. Wood (1946)                                   Chief Compliance Officer of the Trust, AmeriPrime Funds and
                                                            AmeriPrime Advisors Trust since October 2004; Chief Compliance
      Chief Compliance Officer, October 2004 to present     Officer of CCMI Funds, from October 2004 through March 2005;
                                                            Chief Compliance Officer of Unified Financial Securities,
                                                            Inc., the Trust's distributor, since December 2004 and from
                                                            1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund
                                                            Services, Inc., the Trust's administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified
                                                            Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 2000 to 2004.
      ----------------------------------------------------- ----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

     ** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

     *** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

      -------------------------------------- ----------------------------------- ----------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF SHARES OF
              TRUSTEE                            DOLLAR RANGE OF FUND SHARES        ALL FUNDS WITHIN THE FUND COMPLEX*
      -------------------------------------- ----------------------------------- ----------------------------------------
      Gary E. Hippenstiel                                   None                                  None
      -------------------------------------- ----------------------------------- ----------------------------------------
      Ronald Tritschler                                     None                                  None
      -------------------------------------- ----------------------------------- ----------------------------------------
      Stephen Little                                        None                                  None
      -------------------------------------- ----------------------------------- ----------------------------------------
      Daniel Condon                                         None                                  None
      -------------------------------------- ----------------------------------- ----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 25 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.

==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES             FROM THE FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E. Hippenstiel, Trustee and           $ 1,440                $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little, Chairman of the         $1,440                 $0                   $0                $36,000
Board**
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $ 960                 $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   NON-INDEPENDENT TRUSTEES AND           AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
             OFFICERS                   COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
                                        FROM THE FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $960                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas G. Napurano, CFO and                  $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $5,000                 $0                   $0                $125,000
==================================== ==================== ==================== =================== =====================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor. As of March 17, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

         Class C Shares
------------------------------------------ ---------------------------- ---------------------------
Name and Address                           % Ownership                  Type of Ownership

------------------------------------------ ---------------------------- ---------------------------
First Clearing, LLC                        50.59%                       Beneficial
10700 Wheat First Drive
Glen Allen, VA 23060
------------------------------------------ ---------------------------- ---------------------------
Maureen A. Welch                           35.09%                       Record
P.O. Box 38
Suffield, CT 06078
------------------------------------------ ---------------------------- ---------------------------
Morgan Keegan & Company                    8.63%                        Beneficial
50 North Front Street
Memphis, TN 38103
------------------------------------------ ---------------------------- ---------------------------
Morgan Keegan & Company                    5.68%                        Beneficial
5471 Grape
Houston, TX 38103
------------------------------------------ ---------------------------- ---------------------------


         Class I Shares
------------------------------------------ ---------------------------- ---------------------------
 Name and Address                          % Ownership                  Type of Ownership

------------------------------------------ ---------------------------- ---------------------------
Ameritrade, Inc.                           53.79%                       Beneficial
P.O. Box 2226
Omaha, NE 68103-2226
------------------------------------------ ---------------------------- ---------------------------
Charles Schwab & Co., Inc.                 9.52%                        Beneficial
101 Montgomery Street
San Francisco, CA 94104
------------------------------------------ ---------------------------- ---------------------------
John Crawford, III                         8.76%                        Record
2611 Peachtree Road, NE
Atlanta, GA 30305
------------------------------------------ ---------------------------- ---------------------------
Bear Stearns Securities                    5.82%                        Beneficial
1 Metrotech Center North
New York, NY 11201-3859
------------------------------------------ ---------------------------- ---------------------------

     As of April 1, 2005, the officers and Trustees as a group owned less than one percent of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker or dealer, clearance procedures, wire service quotations, statistical and other research services provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. Any research benefits received by the Advisor are available for all clients of the Advisor. When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place orders with firms that provide market, statistical and other research information to the Fund or the Advisor, although the Advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

     The Advisor may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Advisor in cash.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. These payments will be made in exchange for the Advisor's employing the broker to execute client transactions. The Advisor also may enter into "soft dollar" arrangements with certain brokers whereby such brokers partially pay for the Advisor's use of on-line data services for investment research. For example, the Advisor has oral and written soft dollar agreements with broker-dealers to provide research services such as Compustat Data Base, a service used by the Advisor to research and determine which broker-dealers have been active in a particular issue or have posted indication of interest in purchasing or selling a security. The Advisor also receives numerous research reports and news services that allow the Advisor's portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients' portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

     The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal period January 5 (commencement of operations) through December 31, 2004, the Advisor directed the following amounts in brokerage transactions to brokers on the basis of research services provided by such brokers to the Fund:


      ------------------------------------------------------------ ------------------------------------------------------
                           TOTAL TRANSACTIONS                                        TOTAL COMMISSIONS
                           ------------------                                        -----------------
      ------------------------------------------------------------ ------------------------------------------------------
                             $26,194, 219                                                 $37,789
      ------------------------------------------------------------ ------------------------------------------------------

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     For the fiscal period January 5, 2004 (commencement of operations) through December 31, 2004, the Fund paid the following in brokerage commissions:

         ------------------------------------------------------------ ------------------------------------------------------
                                FISCAL YEAR END                                       BROKERAGE COMMISSIONS

         ------------------------------------------------------------ ------------------------------------------------------
                              December 31, 2004                                              $39,380
         ------------------------------------------------------------ ------------------------------------------------------


     The Trust and the Advisor have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling the Fund at (800) 431-1716. You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.


PROXY VOTING POLICY

     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (800) 431-1716 to request a copy from the Chief Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431
N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined as of the close of trading of the NYSE, which is normally 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent Trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

     Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                      ------------------
                      Shares Outstanding

     An example of how the Fund calculated its net asset value per share as of the fiscal year ended December 31, 2004 is as follows:

Class I:                                          Class C:

         $22,604,154  =  $11.13                              $232,417  =  $11.14
         ------------                                        ---------
           2,030,981                                           20,859


CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES

     Class C shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% if you redeem the shares within 12 months of purchase, based on the lower of the shares' cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

     In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Fund's distributor receives the entire amount of any CDSC you pay.

REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index and the Russell 1000 Value Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1.   Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2.   Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that any sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to qualify for treatment as an regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
     o Diversify its investments in securities within certain statutory limits; and
     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.


ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as an RIC under the Code. Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the applicable Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of December 31, 2004, the Fund had no capital loss carryforwards.


CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the

Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder account (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

     During fiscal year ended December 31, 2004, the Fund paid the following fees to Unified for its services to the Fund:

         ------------------------------------- -------------------------------- ----------------------------
                 TRANSFER AGENCY FEES               FUND ACCOUNTING FEES            ADMINISTRATIVE FEES
         ------------------------------------- -------------------------------- ----------------------------
                       $24,149                             $22,505                        $37,602
         ------------------------------------- -------------------------------- ----------------------------

ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2005. Cohen McCurdy performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


DISTRIBUTION PLAN - CLASS C SHARES

     The Fund has adopted a Class C Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on December 13, 2004 called for the purpose of, among other things, voting on such Plan.

     Under the Plan, the Fund can pay a fee to the Fund's distributor, the Advisor or other financial institutions of up to 1.00% of the Class C's average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders). Because these fees are an ongoing expense, over time they reduce the net investment results of the Class C shares of the Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure. For the fiscal year ended December 31, 2004, the Fund incurred 12b-1 fees of $1,068 in connection with the Class C shares; however these fees were not paid out but were carried forward to future years pursuant to the provisions of the Plan, which provides that any 12b-1 fees accrued during the initial fiscal year will be paid out only after the thirteenth month of the Fund's existence.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in this SAI are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004. You can obtain the Annual Report, without charge, upon written request or by calling the Fund at (800) 431-1716.

                                GJMB GROWTH FUND


                                   PROSPECTUS
                                 APRIL 29, 2005


INVESTMENT OBJECTIVE:
Long term capital appreciation




310 East Colorado Boulevard
Suite 802
Pasadena, California 91101
(888) 912-4562
























     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



                                                                            PAGE


RISK/RETURN SUMMARY............................................................1


FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4


HOW TO BUY SHARES..............................................................5


HOW TO REDEEM SHARES...........................................................7


DETERMINATION OF NET ASSET VALUE...............................................9


DIVIDENDS, DISTRIBUTIONS AND TAXES............................................10


MANAGEMENT OF THE FUND........................................................12


FINANCIAL HIGHLIGHTS..........................................................13


PRIVACY POLICY................................................................15


FOR MORE INFORMATION..........................................................16

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the GJMB Growth Fund is long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in common stocks of U.S. companies, which the Fund's advisor believes offer superior prospects for growth. In this regard, the advisor seeks to invest in stocks with the following characteristics:

     o    Market capitalization in excess of $5 billion.

     o Seasoned businesses with at least 5 years of audited financial information.

     o    Industry leaders with strong brand recognition.

     o    Experienced and proven management teams.

     The Fund may also invest to a limited extent in comparable stocks of foreign companies by purchasing American Depositary Receipts ("ADRs"). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock.

     The Fund is a non-diversified fund, which means that the Fund may take larger positions in a smaller number of companies than a diversified fund. Certain industry sectors may be overweighted compared to others because the advisor seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

     The Fund  intends  to remain  substantially  invested  in large cap  equity securities. If, however, the advisor believes that adequate investment opportunities that meet the Fund's investment criteria are not currently available, the Fund may invest up to 50% of its total assets in money market funds, investment grade short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund will incur duplicate management and other fees from investments in other mutual funds, primarily money market funds. The Fund may not achieve its investment objective when holding a substantial cash position.

     The Fund's sell discipline evolves around three basic strategies. A stock may be sold if: (a) the advisor feels that expected earnings are already reflected in the share price; (b) the advisor feels that the stock's fundamentals no longer meet the advisor's criteria; or (c) the advisor desires to increase the overall cash level of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o GROWTH RISK. The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund's advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
     o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.
     o    VOLATILITY  RISK.  Common  stocks tend to be more  volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
     o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
     o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.
     o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the Fund may have a greater concentration in technology or healthcare companies and weakness in these sectors could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Healthcare companies may be affected by significant government regulation, product liability and other litigation, and the obsolescence of products.
     o FOREIGN RISK. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.
     o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
     o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

IS THE FUND RIGHT FOR YOU?

          The Fund may be suitable for:

o    Long term investors seeking a fund with a growth investment strategy.
o    Investors willing to accept price fluctuations in their investment.
o Investors who can tolerate the greater risks associated with common stock investments.

HOW THE FUND HAS PERFORMED

     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the GJMB Growth Fund, a series of Ameriprime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart and the table include the Predecessor Fund's returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                         TOTAL RETURN AS OF DECEMBER 31

                                 [CHART OMITTED]

                        1999            25.59%
                        2000            -9.05%
                        2001           -11.42%
                        2002           -14.70%
                        2003            18.47%
                        2004             2.42%


     During the period shown, the highest return for a quarter was 16.29% (4th quarter, 1999); and the lowest return was -11.89% (3rd quarter, 2001).


                                  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/04:


                                                          1 YEAR               5 YEAR             SINCE INCEPTION
THE FUND                                                  -------              ------            (JANUARY 4, 1999)
                                                                                                 ------------------

     Return Before Taxes                                   2.42%               -3.57%                  0.77%
     Return After Taxes on Distributions(1)                2.15%               -3.84%                  0.52%
     Return After Taxes on Distributions and Sale
     of Fund Shares(1)                                     1.57%               -3.11%                  0.55%
S&P 500 Index2
(reflects no deductions for fees, expenses, or            10.83%               -2.31%                  1.24%
taxes)

1After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2 The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a representative sample of 500 leading companies in leading industries of the U.S. economy and, as such, is representative of a broader market and range of securities than is found in the Fund's portfolio.


                                              FEES AND EXPENSES OF INVESTING IN THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..............................................................NONE
Maximum Deferred Sales Charge (Load)...........................................................................NONE
Redemption Fee1................................................................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees...............................................................................................1.20%
Distribution (12b-1) Fees......................................................................................NONE
Other Expenses................................................................................................0.01%
Total Annual Fund Operating Expenses..........................................................................1.21%

1 A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

EXAMPLE:

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      1 YEAR        3 YEARS        5 YEARS        10 YEARS
                      ------        -------        -------        --------
                       $122           $381          $660           $1,455


                                HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Fund is $2,000. The advisor may, in its sole discretion, waive this minimum for accounts participating in an automatic investment program, and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemption. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and

o    a check (subject to the minimum amount) made payable to the Fund;

         Mail the application and check to:

         U.S. MAIL:                              OVERNIGHT:

         GJMB Growth Fund                        GJMB Growth Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent at (888) 912-4562 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington National Bank
         ABA #0440-0002-4
         Attn: GJMB Growth Fund
         Account Name _________________(write in shareholder name) For the Account # _______________(write in account number) D.D.A.# 01892204602

     You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     Minimum subsequent investments are $100. You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

    -your name                         -your account number(s)
    -the name of your account(s)       -a check made payable to GJMB Growth Fund

Checks should be sent to the GJMB Growth Fund at the address listed above under the heading "How to Buy Shares - By Mail" in this Prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this Prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and to refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer charges will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

     U.S. MAIL:                                  OVERNIGHT:
     GJMB Growth Fund                            GJMB Growth Fund
     c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
     P.O. Box 6110                               431 North Pennsylvania Street
     Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a New Technology Signature Guarantee Stamp for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (888) 912-4562 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (888) 912-4562. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (888) 912-4562. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

     FUND POLICY ON MARKET TIMING. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Board of Trustees. Requests to purchase or sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions, if any, will consist primarily of capital gains.

     TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. However, as discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

TYPE OF TRANSACTION                                          TAX STATUS
--------------------                                         ----------

Qualified dividend income                                  Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                  Ordinary income rate

Net long-term capital gain distributions                   Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                              Gains taxed at generally maximum 15%
more than one year                                         on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                              Gains are taxed at the same rate as ordinary
for one year or less                                       income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.


                             MANAGEMENT OF THE FUND

     The Fund's investment advisor is Gamble, Jones, Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101. The advisor is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio and managing the Fund's business affairs. The firm became a registered investment advisor in 1956 and was reorganized as a California corporation in 1990. As of March 31, 2005, the firm managed approximately $1.16 billion for individuals, trusts and pension plans. For the fiscal year ended December 31, 2004, the Fund paid the advisor a management fee equal to 1.20% of its average daily net assets.

     ABOUT THE PORTFOLIO MANAGER: Gary A. Pulford serves as the portfolio manager primarily responsible for the investment decisions of the Fund. Mr.
Pulford joined the advisor in October of 1997 and, in addition to managing individual portfolios, is a principal of the firm. Mr. Pulford's investment career extends over more than 20 years. Immediately prior to joining the advisor, Mr. Pulford served as Vice-President of Investments for First American Trust Company from January 1995 through October 1997. While Mr. Pulford is primarily responsible for the day-to-day management of the Fund's portfolio, the executive committee is involved in determining the overall make-up of the Fund's portfolio.

     The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager's ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Fund (including its predecessor) since its inception. Certain information reflects financial results for a single share of the Fund's predecessor. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the fiscal year ended December 31, 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, is included in the Annual Report. The Annual Report is available from the Fund upon request without charge. The information for the prior years was audited by another independent accounting firm.

GJMB GROWTH FUND
FOR A SHARE OUTSTANDING DURING
THE PERIOD
                                                                                  PERIOD       YEAR
                                       YEAR ENDED     YEAR ENDED    YEAR ENDED    ENDED        ENDED       YEAR ENDED    YEAR ENDED
                                       DECEMBER       DECEMBER      DECEMBER      DECEMBER     JUNE 30,    JUNE 30,      JUNE 30,
                                       31, 2004       31, 2003      31, 2002      31, 2001 (a) 2001        2000          1999    (b)
                                       -----------    -----------   ------------  ---------    ---------   -----------   -----------
SELECTED PER SHARE DATA

Net asset value, beginning of period   $    9.73      $   8.24      $   9.66      $ 10.01      $ 12.68     $  11.02      $   10.00
                                       ------------   -----------   ------------  ---------    ---------   ------------  -----------
Income from investment operations

  Net investment income (loss)              0.08          0.01          0.02         0.01         0.05         0.05           0.02
  Net realized and unrealized
gain (loss)                                 0.16          1.51         (1.44)       (0.30)       (2.33)        1.67           1.00
                                       ------------   -----------   ------------  ---------    ---------   ------------  -----------

Total from investment operations            0.24          1.52         (1.42)       (0.29)       (2.28)        1.72           1.02
                                       ------------   -----------   ------------  ---------    ---------   ------------  -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income               (0.08)        (0.03)            -        (0.05)       (0.05)       (0.02)             -

  From net realized gain                       -             -             -        (0.01)       (0.34)       (0.04)             -
                                       ------------   -----------   ------------  ---------    ---------   -----------   -----------

Total distributions                        (0.08)        (0.03)            -        (0.06)       (0.39)       (0.06)             -
                                       ------------   -----------   ------------  ---------    ---------   -----------   -----------

Net asset value, end of period          $   9.89      $   9.73      $   8.24      $  9.66      $ 10.01     $  12.68      $   11.02
                                       ============   ===========   ============  =========    =========   ===========   ===========

TOTAL RETURN                                2.42%        18.47%       -14.70%       -2.93% (c)  -18.19%       15.61%       10.20%(c)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)         $  13,416     $ 13,936      $  11,049     $  2,008     $  12,69    $  12,967     $  6,502


Ratio of expenses to average net assets     1.20%         1.20%         1.20%        1.20% (d)    1.20%        1.20%        1.20%(d)
Ratio of expenses to average net
  assets before waiver & reimbursement      1.21%         1.21%         1.22%        1.22% (d)    1.23%        1.22%        1.25%(d)
Ratio of net investment income to
  average net assets                        0.75%         0.16%         0.24%        0.27% (d)    0.40%        0.40%        0.34%(d)
Ratio of net investment income to
  average net assets before
  waiver & reimbursement                    0.74%         0.14%         0.22%        0.25% (d)    0.38%        0.38%        0.28%(d)

Portfolio turnover rate                    95.40%        81.15%       115.69%       40.72%       59.92%       16.99%       24.26%


(a) The fund elected to change its fiscal year to December 31. The figures shown are for the period July 1, 2001 to December 31, 2001

(b) For the period December 31, 1998 (Commencement of Operations) through June 30, 1999.

(c)  Not annualized.

(d)  Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal period.

     Call the Fund at (888) 912-4562 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. The Fund currently does not have a web site and, as such, the Fund's SAI and Fund's annual and semi-annual reports are not made available on the Internet.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and
                                                        ------------------
copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                                      ------------------
writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.








Investment Company Act #811-21237

                                GJMB GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 29, 2005

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the GJMB Growth Fund dated April 29, 2005. This SAI incorporates by reference the Fund's annual report to shareholders for the fiscal year ended December 31, 2004. A free copy of the Prospectus and the annual report can be obtained by writing the Fund's transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 912-4562.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3

INVESTMENT LIMITATIONS.........................................................5

INVESTMENT ADVISOR.............................................................7

TRUSTEES AND OFFICERS.........................................................10

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................13

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................14

PROXY VOTING POLICY...........................................................15

DETERMINATION OF NET ASSET VALUE..............................................16

REDEMPTION IN-KIND............................................................17

INVESTMENT PERFORMANCE........................................................17

STATUS AND TAXATION OF THE FUND...............................................19

CUSTODIAN.....................................................................21

FUND SERVICES.................................................................21

ACCOUNTANTS...................................................................22

DISTRIBUTOR...................................................................22

FINANCIAL STATEMENTS..........................................................22

DESCRIPTION OF THE TRUST AND THE FUND

     GJMB Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002. On January 3, 2003, The Fund acquired all the assets and liabilities of the GJMB Growth Fund, a series of AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Gamble, Jones Morphy & Bent (the "Advisor").


     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. The Board of Trustees may determine, in its sole discretion at any time, to redeem all outstanding shares of the Fund and cease operations of the Fund. Shareholders may redeem their accounts in accordance with the procedures set forth under "How to Sell Shares" in the Fund's Prospectus or by contacting the Fund's transfer agent prior to the liquidation date and, thereafter, any shareholders that have not redeemed their Fund shares will have their shares automatically redeemed as of that date, with proceeds being mailed to the address of record. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.


     As of March 15, 2005, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94102 - 67.68%. As of April 5, 2004, National Financial Services, Corp., 200 Liberty Street #NY5D1, New York, NY 10281 - 30.69%.

     As of March 15, 2005 Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

     As of March 15, 2005, the Trustees and officers as a group beneficially owned less than 1% of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.


                  ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
                            AND RISK CONSIDERATIONS

     This section contains additional information about the investments the Fund may make and some of the techniques it may use.

     A.  EQUITY  SECURITIES.  The Fund may  invest in equity  securities,  which
         -------------------
include common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants), American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and investment companies which invest primarily in the above. Common Stock, the most familiar type, represents an equity (ownership) interest in a corporation. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more than 5% of its net assets at the time of purchase in rights, warrants or convertible stock. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate. The Fund may invest up to 5% of its net assets in each of the following: convertible preferred stock; rights; and warrants. The Fund will only invest in those convertible preferred stocks rated A or better by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

     The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

     To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

     B.  AMERICAN  DEPOSITARY  RECEIPTS.  The Fund may  invest  up to 15% of its
         -------------------------------
assets in ADRs. An ADR is a certificate evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     C.  PORTFOLIO  TURNOVER.  Although the Fund  generally  will not invest for
         -------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal year ended December 31, 2004 was 95.40%, and the portfolio turnover rate for the fiscal year ended December 31, 2003 was 81.15%.



                             INVESTMENT LIMITATIONS

     FUNDAMENTAL.  The investment  limitations described below have been adopted
     ------------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares of the Fund" means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1.  Borrowing  Money.  The Fund will not borrow money,  except from:  (a) a
         -----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         -------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

     3. Underwriting.  The Fund will not act as underwriter of securities issued
        -------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        -------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
         ------------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans.  The Fund will not make loans to other  persons,  except:  (a) by
        ------
loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        --------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     NON-FUNDAMENTAL.  The following  limitations have been adopted by the Trust
     ---------------
with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         ---------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The Fund will not engage in  borrowing  (including  reverse
         ----------
repurchase agreements).

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        -----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities.
        ------------

     5.  Options.  The Fund will not  purchase or sell puts,  calls,  options or
         --------
straddles, except as described in the Prospectus and this SAI.

     6.  Illiquid  Securities.  The Fund will not purchase  illiquid  securities
         ---------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.


                               INVESTMENT ADVISOR

     The Fund's Advisor is Gamble, Jones, Morphy & Bent. The Advisor is a corporation organized in the state of California in 1990, and is the business successor to a firm registered as an investment advisor since 1956. Thomas S. Jones and Christopher E. Morphy, President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests. As of March 31, 2005, the Advisor had $1.6 billion in assets under management.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees, extraordinary expenses and Rule 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the

"Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on March 12, 2004.

     At an in-person meeting of the Board of Trustees held on March 14, 2005, the Trustees reviewed the Management Agreement between the Trust and the Advisor. The Trustees and legal counsel to the Trust and the Independent Trustees discussed the information provided by the Advisor to the Board in advance of the meeting, including current financial statements and Form ADV Part II of the Advisor, and a letter to the Board describing the Advisor's current business and compliance activities. Legal counsel advised the Board that there were no proposed changes to the Management Agreement. She noted that the Advisor's contractual commitment to reimburse the Fund for Trustees' fees and expenses (approximately 0.01% of average daily net assets) had expired and the Advisor had elected not to renew the reimbursement commitment.


     The Trustees then reviewed reports comparing the Fund's performance, management fee and total expenses to those of its peer group. The Board contacted Mr. Gary Pulford, portfolio manager of the Fund, to discuss the Fund's performance and the Advisor's business and compliance activities. Mr. Pulford advised the Board that he manages the Fund and separate accounts with approximately $93 million in assets under management. The Trustees questioned him about the Advisor's use of soft dollars, differences between his management of the Fund and his separate accounts, profitability of the Management Agreement, whether any personnel changes at the firm are anticipated, and his views on the large cap core equity market in general.

     The Trustees noted that the Fund's total expense ratio is lower than the average total expense ratio of its peer group (1.21% compared to 1.76%). The Trustees also discussed the fact that the Fund's performance was below the average performance of its peer group for the one-year period, but exceeded the performance of its peer group and benchmark for the three- and five-year periods. The Trustees questioned Mr. Pulford on his strategy for improving Fund performance in the future. Following his response to the Trustees' questions, Mr. Pulford exited the meeting. Based on, among other factors, the Fund's low expense ratio and long-term performance record, the Trustees, including the Independent Trustees, unanimously determined that the continuance of the Management Agreement between the Trust and the Advisor on behalf of the Fund was in the best interests of the Fund and its shareholders.


     The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods:

           ---------------------------------------------------------------------------------------------------------
                     Fiscal Year Ended          Advisory Fees Accrued         Total Fees         Net Advisory Fees
                                                                          Reimbursed and/or             Paid
                                                                                Waived
           ---------------------------------------------------------------------------------------------------------
                     December 31, 2002                $140,601                $2,674                  $137,927
           ---------------------------------------------------------------------------------------------------------
                     December 31, 2003                $141,370                $1,902                 $ 139,468
           ---------------------------------------------------------------------------------------------------------
                     December 31, 2004                $163,712               $1,0241                  $162,688
           ---------------------------------------------------------------------------------------------------------
                  1The  contractual  fee waiver expired as of 12/31/04 and the Advisor  elected not to continue the contractual arrangement.

ABOUT THE PORTFOLIO MANAGER

     Gary Pulford serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund ("Portfolio Manager"). As of December 31, 2004, the Portfolio Manager was responsible for the management of the following types of accounts:

           ---------------------- ----------------- ---------------- ---------------------- ---------------------
            ACCOUNT TYPE             NUMBER OF                        NUMBER OF ACCOUNTS       TOTAL ASSETS BY
                                    ACCOUNTS BY      TOTAL ASSETS     BY TYPE SUBJECT TO    ACCOUNT TYPE SUBJECT
                                    ACCOUNT TYPE    BY ACCOUNT TYPE    A PERFORMANCE FEE    TO A PERFORMANCE FEE
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Registered                    0                N/A                 N/A                   N/A
           Investment Companies
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Pooled     Investment         0                N/A                 N/A                   N/A
           Vehicles
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Retail Accounts               65           $93,000,000              0                     0
           ---------------------- ----------------- ---------------- ---------------------- ---------------------

     The Portfolio Manager is compensated for his services by the Advisor. The Portfolio Manager's compensation consists of a base salary. Additionally he receives a bonus relative to his share ownership in the Advisor, as well as quarterly bonuses relative to his assistance with the new business development process for separate accounts. The Portfolio Manager does not receive any additional compensation for his services relative to the Fund and also does not receive any compensation which is tied in any way to the performance of individual accounts or the Fund.


     As of February 2, 2005, the Portfolio Manager did not beneficially own any shares of the Fund.

     The Advisor retains the right to use the name "GJMB" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "GJMB" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days' written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.

The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*,  (DATE OF BIRTH), POSITION WITH FUND  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A.  since 1992;  Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds  since  1995 and  AmeriPrime  Advisors  Trust  since July
                                                      2002;  Trustee of CCMI Funds since June 2003; Trustee of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman,  December  2004  to  present;  Independent  Advisors Trust since  November 2002 and AmeriPrime  Funds since
Trustee, December 2002 to present                     December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Independent Trustee, December 2002 to present         and General  Manager from 1990 to 2003;  Trustee of The Unified
                                                      Funds from 1994 to 2002;  Trustee of Firstar  Select  Funds,  a
                                                      REIT  mutual  fund,  from 1997 to 2000;  Trustee of  AmeriPrime
                                                      Advisors Trust since  November 2002 and AmeriPrime  Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

*    The  address  for each  trustee is 431 N.  Pennsylvania,  Indianapolis,  IN
     46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*,  (DATE OF BIRTH), POSITION WITH FUND  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and Legal  Counsel of The
                                                      Webb  Companies,  a national real estate  company,  since 2001,
Trustee, December 2002 to present                     Executive  Vice  President  and  Director  from  1990 to  2000;
                                                      Director of First State  Financial since 1998;  Director,  Vice
                                                      President  and Legal Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since 1989;  Trustee of
                                                      AmeriPrime  Advisors  Trust since  November 2002 and AmeriPrime
                                                      Funds  since  December  2002;  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------


----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice  President of Unified Fund  Services,  Inc., the
                                                      Trust's  administrator,  since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004;  Senior Vice  President and Chief
                                                      Information  Officer of Unified Financial  Services,  Inc., the
                                                      parent company of the Trust's  administrator  and  distributor, from 1997 to November  2004;  President  of  AmeriPrime  Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief  Financial   Officer  and  Executive  Vice  President  of
                                                      Unified  Financial  Services,  Inc.,  the parent company of the
Chief  Financial  Officer  and  Treasurer,  December  Trust's  administrator  and distributor,  since 1989,  Director
2002 to present                                       from  1989  to  March  2002;   Director  of  Unified  Financial
                                                      Securities,  Inc.,  the  Trust's  distributor,  since  December
                                                      2004,  Chief  Financial  Officer and Executive  Vice  President
                                                      since June  1990;  Executive  Vice  President,  Treasurer,  and
                                                      Chief  Financial  Officer of Unified Fund  Services,  Inc., the
                                                      Trust's   administrator,   since  1990,  Director  since  2004;
                                                      Treasurer and Chief Financial  Officer of AmeriPrime  Funds and
                                                      AmeriPrime  Advisors  Trust since October  2002;  Treasurer and
                                                      Chief  Financial   Officer  of  CCMI  Funds  since  June  2003;
                                                      Treasurer  of The  Unified  Funds from 1994 to 2002 and Firstar
                                                      Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice  President of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  since December  2003;  Assistant Vice President
Secretary, September 2004 to present                  of U.S.  Bancorp Fund Services LLC from 2000 to December  2003,
                                                      Trust  Officer  from  1998 to  2000;  Secretary  of  AmeriPrime
                                                      Funds,   AmeriPrime   Advisors  Trust,  and  CCMI  Funds  since
                                                      September  2004;  Principal  Accounting  Officer  of  Lindbergh
                                                      Funds from February 2004 to February 2005.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer  of  AmeriPrime  Funds,   AmeriPrime
                                                      Advisors  Trust,  and CCMI  Funds  since  October  2004;  Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial  Securities,  Inc., the
                                                      Trust's  distributor,  since  December  2004 and  from  1997 to
                                                      2000, Chairman from 1997 to December 2004,  President from 1997 to 2000;  Director  of  Compliance  of Unified  Fund  Services,
                                                      Inc.,   the  Trust's   administrator,   from  October  2003  to
                                                      September 2004; Chief Compliance  Officer of Unified  Financial
                                                      Services,   Inc.,   the   parent   company   of   the   Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF SHARES OF ALL
             TRUSTEE                       DOLLAR RANGE OF FUND SHARES           FUNDS WITHIN THE FUND COMPLEX*
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 25 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.

=================================== ==================== ====================== =================== =====================
                                         AGGREGATE            PENSION OR         ESTIMATED ANNUAL    TOTAL COMPENSATION
                                       COMPENSATION       RETIREMENT BENEFITS     BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES            FROM THE FUND      ACCRUED AS PART OF        RETIREMENT            COMPLEX*
                                                             FUND EXPENSES
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee and        $ 1,440                 $0                    $0                $36,000
Chairman of the Audit Committee
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
Stephen  A.  Little,  Chairman  of        $1,440                  $0                    $0                $36,000
the Board***
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
Daniel Condon, Trustee                     $ 960                  $0                    $0                $24,000
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
=================================== ==================== ====================== =================== =====================
   NON-INDEPENDENT TRUSTEES AND          AGGREGATE            PENSION OR         ESTIMATED ANNUAL    TOTAL COMPENSATION
             OFFICERS                  COMPENSATION       RETIREMENT BENEFITS     BENEFITS UPON     FROM TRUST AND FUND
                                       FROM THE FUND      ACCRUED AS PART OF        RETIREMENT            COMPLEX*
                                                             FUND EXPENSES
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee              $960                   $0                    $0                $24,000
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
Thomas   G.   Napurano,   CFO  and          $0                    $0                    $0                   $0
Treasurer
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO          $0                    $0                    $0                   $0
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
Freddie Jacobs, Secretary                   $0                    $0                    $0                   $0
----------------------------------- -------------------- ---------------------- ------------------- ---------------------
Lynn   Wood,    Chief   Compliance        $5,000                  $0                    $0                $125,000
Officer
=================================== ==================== ====================== =================== =====================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.

** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal year ended December 31, 2004, the Advisor directed brokerage transactions worth $18,181,453 to brokers on the basis of research
services   provided  by  such  brokers  to  the  Fund,  of  which  $28,500  were commissions.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

     For the fiscal years ended December 31, 2002 through 2004, the Fund paid the following in brokerage commissions:

------------------------------------------------------------ ---------------------------------------------------------
                      FISCAL YEAR END                                         BROKERAGE COMMISSIONS
                      ---------------                                         ---------------------

------------------------------------------------------------ ---------------------------------------------------------
                     December 31, 2002                                               $18,850
------------------------------------------------------------ ---------------------------------------------------------
                     December 31, 2003                                               $18,505
------------------------------------------------------------ ---------------------------------------------------------
                     December 31, 2004                                               $28,520
------------------------------------------------------------ ---------------------------------------------------------


     The Trust and the Advisor have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling the Fund at (888) 912-4562. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

                               PROXY VOTING POLICY

     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interest. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (888) 912-4562 to request a copy from the Fund's Chief Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Unified Series Trust Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of its fiscal year ended December 31, 2004 is as follows:

              Net Assets                 =  Net Asset Value Per Share
        --------------------
         Shares Outstanding

             $13,416,500                 =  $ 9.89
        --------------------
               1,356,256


                               REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


                             INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the Prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The Fund may also advertise performance information (a "non-standardized quotation"), which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to that of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use indices such as the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


                         STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. For the fiscal year ended December 31, 2004, the Fund had no unused tax capital loss carryforwards.

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

                                    CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                                  FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the

Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million).

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).


     For its transfer agency, fund accounting and administrative services, Unified received the following fees from the Advisor during the fiscal year ended December 31, 2004:


         ---------------------------------- -------------------------------- --------------------------------
               TRANSFER AGENCY FEES              FUND ACCOUNTING FEES              ADMINISTRATIVE FEES
         ---------------------------------- -------------------------------- --------------------------------
                      $15,948                           $22,293                          $31,007

         ---------------------------------- -------------------------------- --------------------------------

                                   ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                                   DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.



                              FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in this SAI are incorporated herein by reference to the Fund's Annual Report to shareholders for the fiscal year ended December 31, 2004. You can obtain the Annual Report without charge by calling the Fund at (888) 912-4562.

                            PART C. OTHER INFORMATION

Item 22. Exhibits
         --------

     (1) (a) Financial Statements included in Part A: Financial Highlights Table for each of GJMB Growth Fund, Crawford Dividend Growth Fund and ACM Convertible Securities Fund.

          (b) Financial Statements included in Part B: Audited Financial Statements for each of GJMB Growth Fund, Crawford Dividend Growth Fund and ACM Convertible Securities Fund.

     (2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (c)  Instruments Defining Rights of Security Holders - None.

          (d)  Investment Advisory Contracts.

               1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               2. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               3. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               4. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               5. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               6. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               8. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

               9. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               10. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               11. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               12. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               13. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               14. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               15. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               16. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               17. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with
                    Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

               18. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

               19. Copy of Registrant's Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

               20. Copy of Registrant's Management Agreement with Appalachian Asset Management with regard to the AAM Equity Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

               21. Copy of Registrant's Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

         (e)   (1)  Underwriting  Contracts.  Copy of Registrant's  Distribution
                    Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

               (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (f)  Bonus or Profit Sharing Contracts - None.

          (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (i) Legal Opinion and Consent - Opinion and Consent of Thompson Coburn LLP - Filed herewith.

          (j) Other Opinions - Consent of Cohen McCurdy, Ltd. in connection with use of the audited financial statements of each of GJMB Growth Fund, Crawford Dividend Growth Fund and ACM Convertible Securities Fund - Filed herewith.

          (k)  Omitted Financial Statements - None.

          (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (6) Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

               (7) Copy of Rule 12b-1 Distribution Plan for Dobson Covered Call Fund - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

          (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (o)  Reserved.

          (p)  (1) Registrant's Amended Code of Ethics -Filed herewith.

               (2)  Code of Ethics  for Senior  Executive  Officers - Filed with
                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (q)  (1)  Registrant's  Revised  Proxy  Voting  Policy  -  Filed  with
                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (5) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

               (6) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund - Filed with Registrant's registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

               (7) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

               (8) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

               (9) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

               (10) Proxy Voting  Policy and  Procedures  adopted by IMS Capital
                    Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (11) Proxy  Voting  Policy  and  Procedures  adopted  by  Chinook
                    Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

               (12) Proxy  Voting  Policy  and   Procedures   adopted  by  Marco
                    Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

               (13) Proxy Voting Policy and Procedures adopted by Leader Capital
                    Corporation with regard to the Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

               (14) Proxy Voting Policy and Procedures adopted by Dobson Capital
                    Management, Inc. with regard to the Dobson Covered Call Fund
                    - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference

Item 23. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

                  None.

Item 24. Indemnification
         ---------------

     Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

     Indemnification  of  Trustees,  Officers,  etc.  Subject  to and  except as
     ----------------------------------------------
     otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers
         ---------------------------------------------------------

               1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

               2. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

               3. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

               4. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

               5. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

               6. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.

               7. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

               8. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

               9. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV
                    Part I filed via the IARD.

               10. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I filed via the IARD.

               11. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV
                    Part I filed via the IARD.

               12. Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV
                    Part I filed via the IARD.

Item 26. Principal Underwriters
         ----------------------

          Unified Financial Securities,  Inc. Unified Financial Securities, Inc.
          ----------------------------------
          serves as the principal underwriter for the Trust

               (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

               (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  ----                             -----                             -------------------
                  Gregory S. Drose                 President                         None

                  Thomas G. Napurano               Director, CFO and Exec. Vice      CFO and Treasurer
                                                   President

                  Stephen D. Highsmith, Jr.        Director and Senior Vice          None
                                                   President

                  D. Eric McKenzie                 Assistant Vice President          None

                  Karyn E. Cunningham              Controller                        None

                  Lynn E. Woods                    Chief Compliance Officer          Chief Compliance Officer

               (c)  Not applicable.


Item 27. Location of Accounts and Records
         --------------------------------

          Unified Fund Services, Inc.
          431 N. Pennsylvania Street
          Indianapolis, IN 46204

          Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

          Huntington National Bank
          41 South High Street
          Columbus, Ohio 43215

          Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

          Unified Financial Securities, Inc.
          431 N. Pennsylvania  Street
          Indianapolis,  IN  46204

          Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

          Ariston Capital Management Corp
          40 Lake Bellevue Drive, Suite 220
          Bellevue, Washington 98005

          Corbin & Company
          1320 South University Drive, Suite 406
          Fort Worth, Texas 76107

          Gamble, Jones, Morphy & Bent
          301 East Colorado Blvd., Suite 802
          Pasadena, California 91101

          GLOBALT, Inc.
          3060 Peachtree Road, N.W.
          One Buckhead Plaza, Suite 225
          Atlanta, Georgia 30305

          Spectrum Advisory Services,  Inc.
          1050 Crown Pointe Parkway
          Atlanta, GA 30338

          StoneRidge Investment Partners, LLC
          3421 Saint Davids Road
          Newtown Square, PA  19073

          Becker Capital Management, Inc.
          1211 SW Fifth Avenue, Suite 2185
          Portland, OR  97204

          Dreman Value Management, LLC
          520 East Cooper Avenue
          Suite 230-4
          Aspen, CO 81611

          Crawford Investment Counsel, Inc.
          100 Galleria Parkway
          Suite 980
          Atlanta, GA 30339

          IMS Capital Management, Inc.
          8995 S.E. Otty Road
          Portland, Oregon 97266

          Chinook Capital Management
          4380 SW Macadam Ave
          Suite 250
          Portland, OR 97239

          Marco Investment Management, LLC
          300 Atlanta Financial Center
          3343 Peachtree Road, NE
          Atlanta, GA 30326

          Leader Capital Corporation
          121 SW Morrison St.
          Suite 425
          Portland, OR 97204

          Appalachian Asset Management, Inc.
          1018 Kanawha Blvd., East, Suite 301
          Charleston, WV 25301

          Dobson Capital Management, Inc.
          1422 S. Van Ness Street
          Santa Ana, California 92707

          Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services
         -------------------

                  None.

Item 29. Undertakings
         ------------

          Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

          Registrant  hereby   undertakes  to  carry  out  all   indemnification
          provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

          Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on April 29, 2005.

                                                   UNIFIED SERIES TRUST

                                                    /s/ Anthony J. Ghoston
                                                   -----------------------------
                                                   Anthony J. Ghoston, President

Attest:

/s/ Thomas G. Napurano
---------------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                    Title                 Date
---------                                   ------              ---------

/s/ Freddie Jacobs, Jr.    *                Trustee               April 29, 2005
---------------------------
 Daniel Condon

/s/ Freddie Jacobs, Jr.    *                Trustee               April 29, 2005
---------------------------
 Gary E. Hippenstiel

/s/ Freddie Jacobs, Jr.    *                Trustee               April 29, 2005
----------------------------
 Stephen Little

/s/ Freddie Jacobs, Jr.    *                Trustee               April 29, 2005
---------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number             Description
--------------             -----------

EX.99.i                    Opinion and Consent of Thompson Coburn LLP

EX.99.j.1                  Consent of Cohen McCurdy, Ltd. in respect of ACM
                           Convertible Securities Fund - McCurdy & Associates
                           CPA's, Inc.

EX.99.j.2                  Consent of Cohen McCurdy, Ltd. in respect of GJMB
                           Growth Fund - McCurdy & Associates CPA's, Inc.

EX.99.j.3                  Consent of Cohen McCurdy, Ltd. in respect of Crawford
                           Dividend Growth Fund - McCurdy & Associates CPA's,
                           Inc.